UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02258

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

June 30

Date of Fiscal Year End

December 31, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Parametric

Tax-Managed Emerging Markets Fund

Semiannual Report

December 31, 2020

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report December 31, 2020

Parametric

Tax-Managed Emerging Markets Fund

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2020

Performance1,2

Portfolio Managers Thomas C. Seto, Paul W. Bouchey, CFA and Jennifer Sireklove, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Institutional Class at NAV	06/30/1998	06/30/1998	25.89%	4.46%	7.76%	1.72%

MSCI Emerging Markets Index	—	—	31.14%	18.31%	12.79%	3.63%

% After-Tax Returns		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Return After Taxes on Distributions		06/30/1998	06/30/1998	4.41%	7.56%	1.53%
Return After Taxes on Distributions and Sales of Fund Shares		—	—	3.34	6.58	1.54

% Total Annual Operating Expense Ratio[3]						Institutional Class

						0.96%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2020

Fund Profile

Sector Allocation (% of net assets)4

Geographic Allocation (% of common stocks)

Top 10 Holdings (% of net assets)4

Tencent Holdings, Ltd.	1.2%

Samsung Electronics Co., Ltd.	1.0

Delta Electronics (Thailand) PCL	1.0

Taiwan Semiconductor Manufacturing Co., Ltd.	0.9

Naspers, Ltd., Class N	0.7

America Movil SAB de CV, Series L	0.7

Alibaba Group Holding, Ltd. ADR	0.6

Xiaomi Corp., Class B	0.6

MercadoLibre, Inc.	0.6

Yandex NV, Class A	0.5

Total	7.8%

See Endnotes and Additional Disclosures in this report.

3

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2020

Endnotes and Additional Disclosures

[1]

MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Institutional Class shares are offered at net asset value (NAV). Prior to September 1, 2016, Institutional Class shares were subject to a 2% redemption fee at the time of exchange or redemption. Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 – December 31, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (7/1/20)	Ending Account Value (12/31/20)	Expenses Paid During Period* (7/1/20 – 12/31/20)	Annualized Expense Ratio

Actual
Institutional Class	$1,000.00	$1,258.90	$5.47	0.96%

Hypothetical
(5% return per year before expenses)
Institutional Class	$1,000.00	$1,020.40	$4.89	0.96%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2020.

5

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 99.8%
Security	Shares	Value

Argentina — 0.8%

Banco BBVA Argentina S.A.(1)	76,594	$82,052

Banco Macro S.A., Class B(1)	130,676	209,128

IRSA Inversiones y Representaciones S.A.(1)	119,544	54,123

IRSA Propiedades Comerciales S.A.	2,120	4,863

Ledesma SAAI(1)	259,501	54,242

MercadoLibre, Inc.(1)	3,131	5,245,114

Molinos Agro S.A.	18,283	85,754

Molinos Rio de la Plata S.A., Class B(1)	75,026	45,915

Pampa Energia S.A. ADR(1)(2)	10,175	140,211

Ternium Argentina S.A.(1)	2,005,200	648,856

Transportadora de Gas del Sur S.A.(1)	262,657	281,831

		$6,852,089

Bahrain — 0.8%

Ahli United Bank BSC	5,761,255	$4,310,108

Al Salam Bank-Bahrain BSC	6,187,186	1,198,363

GFH Financial Group BSC	1,581,727	262,848

Ithmaar Holding BSC(1)	21,954,746	1,514,320

		$7,285,639

Bangladesh — 0.6%

Al-Arafah Islami Bank, Ltd.	329,780	$86,054

Bangladesh Export Import Co., Ltd.	972,613	655,849

Beximco Pharmaceuticals, Ltd.	79,073	177,879

British American Tobacco Bangladesh Co., Ltd.	22,713	316,559

Grameenphone, Ltd.	129,381	530,228

Heidelberger Cement Bangladesh, Ltd.(1)	32,500	57,151

Islami Bank Bangladesh, Ltd.	194,041	61,330

Jamuna Oil Co., Ltd.	73,522	144,080

Khulna Power Co., Ltd.	231,595	123,845

LafargeHolcim Bangladesh, Ltd.	194,809	109,851

LankaBangla Finance, Ltd.	859,779	317,602

Meghna Petroleum, Ltd.	59,059	138,042

Olympic Industries, Ltd.	99,202	223,936

Padma Oil Co., Ltd.(1)	75,914	183,553

Pubali Bank, Ltd.	1,761,286	510,740

Social Islami Bank, Ltd.	1,264,818	194,082

Southeast Bank, Ltd.	60,387	8,904

Square Pharmaceuticals, Ltd.	292,370	756,886

Summit Power, Ltd.	597,049	279,114

Titas Gas Transmission & Distribution Co., Ltd.	302,869	110,204

Unique Hotel & Resorts, Ltd.	394,668	184,824

United Commercial Bank, Ltd.	1,467,687	247,224

		$5,417,937

Security	Shares	Value

Botswana — 0.6%

Absa Bank Botswana, Ltd.	773,249	$363,984

Botswana Insurance Holdings, Ltd.	560,747	907,709

First National Bank of Botswana, Ltd.	5,711,600	1,157,773

Letshego Holdings, Ltd.	4,193,706	279,695

Sechaba Breweries Holdings, Ltd.	1,086,400	2,075,160

		$4,784,321

Brazil — 4.8%

Aliansce Sonae Shopping Centers S.A.(1)	29,996	$169,164

AMBEV S.A.	307,425	929,387

Atacadao S.A.	41,200	153,623

B2W Cia Digital(1)	32,528	473,692

B3 S.A. - Brasil Bolsa Balcao	56,285	673,888

Banco Bradesco S.A., PFC Shares	162,083	852,495

Banco do Brasil S.A.	56,600	425,501

BR Malls Participacoes S.A.(1)	79,954	152,965

Braskem S.A., PFC Shares	39,300	179,104

BRF S.A.(1)	48,966	208,368

CCR S.A.	160,000	416,240

Centrais Eletricas Brasileiras S.A., PFC Shares	65,766	471,941

Cia Brasileira de Distribuicao	17,556	253,836

Cia de Saneamento Basico do Estado de Sao Paulo ADR	48,898	420,034

Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	54,852	294,289

Cielo S.A.	523,500	404,563

Cosan S.A.	18,884	275,802

Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	64,624	368,538

EDP-Energias do Brasil S.A.	91,800	349,100

Embraer S.A. ADR(1)(2)	3,652	24,870

Engie Brasil Energia S.A.	30,425	258,446

Equatorial Energia S.A.	54,600	244,632

Ez Tec Empreendimentos e Participacoes S.A.	37,357	310,325

Fleury S.A.	70,600	368,413

Gol Linhas Aereas Inteligentes S.A., PFC Shares(1)	103,400	496,139

Hapvida Participacoes e Investimentos S.A.(3)	290,500	857,049

Hypera S.A.	162,000	1,071,358

Iguatemi Empresa de Shopping Centers S.A.	12,000	86,170

Instituto Hermes Pardini S.A.	81,900	357,417

Itau Unibanco Holding S.A., PFC Shares	100,193	613,191

Itausa S.A., PFC Shares	110,154	249,975

JBS S.A.	96,402	439,369

Klabin S.A., PFC Shares	498,200	498,846

Linx S.A.	60,800	440,277

Localiza Rent a Car S.A.	65,232	869,371

Lojas Americanas S.A., PFC Shares	142,784	722,742

6	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Brazil (continued)

Lojas Renner S.A.	82,050	$689,918

Magazine Luiza S.A.	225,872	1,083,093

MRV Engenharia e Participacoes S.A.	75,500	276,464

Multiplan Empreendimentos Imobiliarios S.A.	44,500	202,311

Natura & Co. Holding S.A.(1)	58,700	595,902

Notre Dame Intermedica Participacoes S.A.	183,700	2,784,640

Odontoprev S.A.	109,000	305,725

Pagseguro Digital, Ltd., Class A(1)	72,200	4,106,736

Petroleo Brasileiro S.A., PFC Shares	764,791	4,151,943

Raia Drogasil S.A.	89,500	430,233

Rumo S.A.(1)	174,299	644,619

StoneCo, Ltd., Class A(1)	49,200	4,128,864

Suzano S.A.(1)	31,841	357,577

Telefonica Brasil S.A.	74,605	670,766

TIM S.A.	266,675	755,720

Totvs S.A.	206,500	1,144,066

Transmissora Alianca de Energia Electrica S.A.	73,176	470,617

Ultrapar Participacoes S.A.	73,348	335,775

Vale S.A.	127,518	2,146,286

Weg S.A.	96,014	1,402,268

		$42,064,643

Bulgaria — 0.2%

Bulgartabak Holding(1)	3,450	$9,805

CB First Investment Bank AD(1)	54,000	62,079

Chimimport AD(1)	697,285	409,649

Industrial Holding Bulgaria PLC(1)	576,865	285,585

Petrol AD(1)	19,052	3,665

Sopharma AD	303,500	606,376

		$1,377,159

Chile — 2.5%

Banco de Chile	12,373,880	$1,262,976

Banco de Credito e Inversiones S.A.	12,617	495,771

Banco Santander Chile ADR	43,749	830,794

Besalco S.A.	309,151	158,676

CAP S.A.	25,648	344,849

Cencosud S.A.	381,660	680,067

Cencosud Shopping S.A.	328,092	526,726

Cia Cervecerias Unidas S.A. ADR	59,200	870,240

Cia Sud Americana de Vapores S.A.(1)	27,760,187	1,120,685

Colbun S.A.	2,705,331	477,721

Embotelladora Andina S.A., Series B ADR	34,372	513,641

Empresa Nacional de Telecomunicaciones S.A.	61,526	382,250

Empresas CMPC S.A.	387,590	1,020,556

Security	Shares	Value

Chile (continued)

Empresas COPEC S.A.	284,657	$2,883,317

Enel Americas S.A.	4,048,040	660,098

Enel Americas S.A. ADR(2)	37,771	310,478

Enel Chile S.A.	2,225,685	173,250

Enel Chile S.A. ADR	116,106	451,652

Engie Energia Chile S.A.	272,651	333,878

Falabella S.A.	657,442	2,433,877

Inversiones Aguas Metropolitanas S.A.	204,719	169,852

Parque Arauco S.A.	795,081	1,304,001

Plaza S.A.	195,358	307,238

Quinenco S.A.	108,178	190,130

Ripley Corp. S.A.	711,208	221,332

Salfacorp S.A.	244,063	140,140

Sociedad Matriz SAAM S.A.	4,132,200	326,494

Sociedad Quimica y Minera de Chile S.A. ADR	37,400	1,835,966

Sonda S.A.	466,435	286,069

Vina Concha y Toro S.A.	351,578	610,547

		$21,323,271

China — 19.5%

21Vianet Group, Inc. ADR(1)	8,500	$294,865

3SBio, Inc.(1)(3)	527,000	481,105

AAC Technologies Holdings, Inc.(2)	86,000	476,689

AECC Aviation Power Co., Ltd.	66,500	604,439

Agile Group Holdings, Ltd.	178,000	236,921

Air China, Ltd., Class H	466,000	367,377

Aisino Corp.	73,800	142,265

Alibaba Group Holding, Ltd. ADR(1)	24,100	5,608,793

Aluminum Corp. of China, Ltd., Class H(1)	1,578,000	555,551

Anhui Conch Cement Co., Ltd., Class H	318,000	1,992,926

ANTA Sports Products, Ltd.	69,143	1,097,099

AVIC Xi’an Aircraft Industry Group Co., Ltd., Class A	162,200	910,969

Baidu, Inc. ADR(1)	7,900	1,708,296

Bank of Beijing Co., Ltd.	395,520	292,835

Bank of China, Ltd., Class H	927,275	313,839

Bank of Ningbo Co., Ltd., Class A	42,571	230,155

BBMG Corp., Class H	1,283,000	248,422

BeiGene, Ltd. ADR(1)	4,425	1,143,376

Beijing Capital International Airport Co., Ltd., Class H	596,000	497,454

Beijing Enterprises Holdings, Ltd.	95,500	311,879

Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	123,928	735,751

Beijing Originwater Technology Co., Ltd., Class A	171,376	200,734

Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	459,880	399,842

Beijing Tongrentang Co., Ltd.	47,000	171,915

7	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)

BOE Technology Group Co., Ltd., Class A	911,100	$837,506

BYD Co., Ltd., Class H(2)	13,672	359,960

BYD Electronic (International) Co., Ltd.(2)	92,500	485,282

CGN Power Co., Ltd., Class H(3)	1,844,000	397,654

Changchun High & New Technology Industry Group, Inc., Class A	11,600	796,345

Chaozhou Three-Circle Group Co., Ltd., Class A	49,900	284,682

China Aoyuan Group, Ltd.	236,000	229,624

China Bluechemical, Ltd., Class H	674,000	107,062

China Communications Services Corp., Ltd., Class H	560,000	247,387

China Conch Venture Holdings, Ltd.	173,000	841,829

China Construction Bank Corp., Class H	2,509,745	1,893,048

China Dongxiang Group Co., Ltd.	878,000	91,865

China Eastern Airlines Corp., Ltd., Class H	1,436,000	622,341

China Everbright Environment Group, Ltd.	875,148	494,349

China Evergrande Group	378,000	726,542

China Fortune Land Development Co., Ltd.	68,120	134,746

China Gas Holdings, Ltd.	517,200	2,049,508

China International Marine Containers Co., Ltd.	496,574	723,116

China Jinmao Holdings Group, Ltd.	422,000	194,378

China Life Insurance Co., Ltd., Class H	146,000	321,416

China Longyuan Power Group Corp., Ltd., Class H	678,000	681,730

China Mengniu Dairy Co., Ltd.	294,000	1,772,569

China Merchants Bank Co., Ltd., Class H	96,500	610,463

China Merchants Port Holdings Co., Ltd.	424,000	519,005

China Merchants Shekou Industrial Zone Holdings Co., Ltd.(4)	935,251	0

China Minsheng Banking Corp., Ltd., Class H	359,420	204,887

China Mobile, Ltd.	139,920	797,607

China Modern Dairy Holdings, Ltd.(1)(2)	1,762,000	422,447

China Molybdenum Co., Ltd., Class H	1,020,000	667,383

China National Building Material Co., Ltd., Class H	872,000	1,049,618

China National Nuclear Power Co., Ltd.	227,000	170,835

China Northern Rare Earth Group High-Tech Co., Ltd.(1)	185,300	371,460

China Oilfield Services, Ltd., Class H	1,274,000	1,079,893

China Overseas Land & Investment, Ltd.	355,860	773,104

China Pacific Insurance (Group) Co., Ltd., Class H	74,600	291,684

China Petroleum & Chemical Corp., Class H	5,166,200	2,300,715

China Railway Construction Corp., Ltd., Class H	442,500	242,498

China Railway Group, Ltd., Class H	1,372,000	605,471

China Resources Beer Holdings Co., Ltd.	214,000	1,967,903

China Resources Cement Holdings, Ltd.	712,000	795,257

China Resources Gas Group, Ltd.	198,000	1,052,457

China Resources Land, Ltd.	307,111	1,265,570

China Resources Pharmaceutical Group, Ltd.(3)	278,000	142,952

China Shenhua Energy Co., Ltd., Class H	371,074	699,469

Security	Shares	Value

China (continued)

China Shipbuilding Industry Co., Ltd.(1)	375,300	$240,404

China Southern Airlines Co., Ltd., Class H(1)(2)	846,500	505,968

China State Construction Engineering Corp., Ltd.	331,520	252,098

China Tourism Group Duty Free Corp., Ltd.	11,076	479,398

China United Network Communications, Ltd., Class A	421,766	287,927

China Vanke Co., Ltd., Class H	293,517	1,013,282

China Yangtze Power Co., Ltd.	236,900	693,927

Chinasoft International, Ltd.	294,000	328,578

CIFI Holdings Group Co., Ltd.	514,000	435,568

CITIC Guoan Information Industry Co., Ltd., Class A(1)	585,250	211,486

CNOOC, Ltd.	1,737,316	1,593,851

COSCO SHIPPING Energy Transportation Co., Ltd., Class H	1,068,000	420,349

COSCO SHIPPING Holdings Co., Ltd., Class H(1)	597,150	715,914

Country Garden Holdings Co., Ltd.	859,000	1,185,655

Country Garden Services Holdings Co., Ltd.	153,425	1,038,006

CSPC Pharmaceutical Group, Ltd.	1,538,560	1,566,469

Daqin Railway Co., Ltd.	370,862	366,444

Daqo New Energy Corp. ADR(1)	9,500	544,920

Dawning Information Industry Co., Ltd., Class A	30,316	158,880

Digital China Holdings, Ltd.(2)	225,000	184,789

Dong-E-E-Jiao Co., Ltd., Class A	25,300	149,760

Dongfeng Motor Group Co., Ltd., Class H	586,000	684,759

East Money Information Co., Ltd., Class A	55,145	261,283

Financial Street Holdings Co., Ltd., Class A	173,966	171,629

Ganfeng Lithium Co., Ltd., Class A	31,100	481,973

GD Power Development Co., Ltd.	566,200	194,962

GDS Holdings, Ltd. ADR(1)	8,900	833,396

GEM Co., Ltd., Class A	217,400	232,588

Gemdale Corp.	128,201	264,529

GoerTek, Inc., Class A	251,200	1,435,607

Golden Eagle Retail Group, Ltd.	203,000	184,423

Gotion High-tech Co., Ltd., Class A(1)	63,830	382,659

Great Wall Motor Co., Ltd., Class H	561,759	1,932,782

Gree Electric Appliances, Inc. of Zhuhai, Class A	94,600	896,663

Guangdong Baolihua New Energy Stock Co., Ltd., Class A	257,300	287,345

Guangdong Investment, Ltd.	646,829	1,166,030

Guanghui Energy Co., Ltd.(1)	682,345	295,625

Guangzhou Automobile Group Co., Ltd., Class H	709,199	790,943

Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	210,000	513,801

Guosen Securities Co., Ltd., Class A	94,600	197,287

Haier Smart Home Co., Ltd.	135,829	608,117

Han’s Laser Technology Industry Group Co., Ltd., Class A	46,800	306,410

Hangzhou Hikvision Digital Technology Co., Ltd., Class A	102,900	763,649

Hansoh Pharmaceutical Group Co., Ltd.(1)(3)	56,000	271,390

Hengan International Group Co., Ltd.	144,000	1,019,605

8	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)

Hengtong Optic-electric Co., Ltd.	98,560	$211,118

Hesteel Co., Ltd., Class A(1)	1,141,600	391,442

Hua Hong Semiconductor, Ltd.(1)(2)(3)	58,000	330,204

Huadong Medicine Co., Ltd., Class A	53,160	215,974

Hualan Biological Engineering, Inc., Class A	59,670	385,788

Huaneng Power International, Inc., Class H	1,338,000	488,413

Huayu Automotive Systems Co., Ltd.	82,100	362,547

Hubei Energy Group Co., Ltd., Class A	272,100	161,449

Huishan Dairy(2)(4)	1,750,000	0

Hundsun Technologies, Inc.	37,433	601,085

Iflytek Co., Ltd., Class A	37,950	237,427

Industrial & Commercial Bank of China, Ltd., Class H	2,308,000	1,482,865

Industrial Bank Co., Ltd.	93,482	298,561

Inner Mongolia BaoTou Steel Union Co., Ltd.(1)	737,800	132,098

Inner Mongolia Yili Industrial Group Co., Ltd., Class A	34,300	232,759

Innovent Biologics, Inc.(1)(3)	122,000	1,288,333

JD.com, Inc. ADR(1)	16,000	1,406,400

Jiangsu Expressway Co., Ltd., Class H	480,000	536,879

Jiangsu Hengrui Medicine Co., Ltd.	72,310	1,231,971

Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	15,400	556,076

Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	81,550	351,891

Jiangxi Copper Co., Ltd., Class H	255,000	401,402

Jinke Properties Group Co., Ltd., Class A	244,151	264,634

Jinyu Bio-Technology Co., Ltd.	73,710	235,392

Jizhong Energy Resources Co., Ltd., Class A	283,400	180,510

Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd.	41,300	420,912

Kangde Xin Composite Material Group Co., Ltd., Class A(1)(4)	56,492	0

Kingboard Holdings., Ltd.	71,200	300,407

Kingboard Laminates Holdings, Ltd.	180,500	294,921

Kingdee International Software Group Co., Ltd.	296,000	1,208,437

Kingsoft Corp, Ltd.	98,000	633,643

Kunlun Energy Co., Ltd.	330,000	286,006

Kweichow Moutai Co., Ltd.	9,410	2,875,682

KWG Group Holdings, Ltd.	165,500	226,119

KWG Living Group Holdings, Ltd.(1)	82,750	67,246

Lee & Man Paper Manufacturing, Ltd.	876,000	718,809

Lenovo Group, Ltd.	632,000	597,487

Lepu Medical Technology Beijing Co., Ltd., Class A	69,200	287,636

Li Ning Co., Ltd.	70,312	483,828

Logan Group Co., Ltd.	232,000	380,057

Longfor Group Holdings, Ltd.(3)	161,000	941,765

LONGi Green Energy Technology Co., Ltd.	123,033	1,737,098

Lonking Holdings, Ltd.	1,300,000	402,283

Luxshare Precision Industry Co., Ltd., Class A	205,651	1,767,427

Security	Shares	Value

China (continued)

Luye Pharma Group, Ltd.(2)(3)	1,117,000	$519,592

Luzhou Laojiao Co., Ltd., Class A	31,300	1,082,896

Maanshan Iron & Steel Co., Ltd., Class H	2,099,000	579,939

MMG, Ltd.(1)	2,016,000	877,758

NARI Technology Co., Ltd.	85,600	348,409

NetEase, Inc. ADR	11,000	1,053,470

New Oriental Education & Technology Group, Inc. ADR(1)	6,105	1,134,370

Nine Dragons Paper Holdings, Ltd.	473,000	672,392

Oceanwide Holdings Co., Ltd., Class A	270,200	135,542

OneConnect Financial Technology Co., Ltd. ADR(1)	7,900	155,709

Oriental Pearl Group Co., Ltd., Class A	171,295	234,418

Ourpalm Co., Ltd., Class A(1)	213,800	167,166

Perfect World Co. Ltd., Class A	54,600	246,492

PetroChina Co., Ltd., Class H	5,480,300	1,696,939

Ping An Bank Co., Ltd., Class A	161,100	476,715

Ping An Insurance (Group) Co. of China, Ltd., Class H	158,046	1,923,359

Pingdingshan Tianan Coal Mining Co., Ltd.	262,515	238,365

Poly Developments and Holdings Group Co., Ltd., Class A	132,100	319,131

Poly Property Group Co., Ltd.	482,000	140,921

Qingling Motors Co., Ltd., Class H	1,448,966	288,065

SAIC Motor Corp., Ltd.	135,500	507,026

Sanan Optoelectronics Co., Ltd.	132,000	545,700

SDIC Power Holdings Co., Ltd.	112,800	149,028

Seazen Group, Ltd.	316,000	263,962

Semiconductor Manufacturing International Corp.(1)	388,200	1,088,612

Shandong Gold Mining Co., Ltd.	86,844	314,163

Shandong Weigao Group Medical Polymer Co., Ltd., Class H	328,000	742,072

Shanghai Electric Group Co., Ltd., Class H(1)	1,644,000	505,304

Shanghai Fosun Pharmaceutical Group Co., Ltd.	232,500	1,111,354

Shanghai Industrial Holdings, Ltd.	291,000	397,698

Shanghai Industrial Urban Development Group, Ltd.	58,200	6,163

Shanghai Pudong Development Bank Co., Ltd., Class A	153,926	227,913

Shanxi Coking Coal Energy Group Co., Ltd., Class A	301,730	260,572

Shanxi Lu’an Environmental Energy Development Co., Ltd.	152,200	151,520

Shenergy Co., Ltd.	227,799	181,817

Shengyi Technology Co., Ltd., Class A	46,800	201,946

Shenwan Hongyuan Group Co., Ltd., Class A	357,100	288,416

Shenzhen Energy Group Co., Ltd., Class A	290,352	270,421

Shenzhen Inovance Technology Co., Ltd., Class A	60,600	865,433

Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	56,300	243,688

Shenzhen Sunway Communication Co., Ltd., Class A	52,400	287,955

Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	219,739	162,132

Shimao Group Holdings, Ltd.	137,000	436,387

Sichuan Chuantou Energy Co., Ltd.	152,000	233,711

Sino Biopharmaceutical, Ltd.	1,654,750	1,595,825

9	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)

Sino-Ocean Group Holding, Ltd.	739,000	$147,495

Sinopec Oilfield Service Corp., Class H(1)	2,725,500	214,825

Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,272,000	270,971

Sinopharm Group Co., Ltd., Class H	398,400	966,448

Sunac China Holdings, Ltd.	267,000	986,957

Sunac Services Holdings, Ltd.(1)(3)	8,590	19,014

Sunny Optical Technology Group Co., Ltd.	68,800	1,503,176

TBEA Co., Ltd.	168,219	261,448

TCL Technology Group Corp., Class A	372,800	403,857

Tencent Holdings, Ltd.	141,211	10,160,664

Tianqi Lithium Corp., Class A(1)	41,411	248,887

Tingyi (Cayman Islands) Holding Corp.	366,000	626,047

Tonghua Dongbao Pharmaceutical Co., Ltd.	106,833	218,573

Tongling Nonferrous Metals Group Co., Ltd., Class A	443,200	174,330

TravelSky Technology, Ltd., Class H	93,000	224,680

Trip.com Group, Ltd. ADR(1)	12,900	435,117

Tsingtao Brewery Co., Ltd., Class H	98,000	1,026,736

Uni-President China Holdings, Ltd.	290,000	295,300

United Laboratories International Holdings, Ltd. (The)	362,000	256,570

Wanhua Chemical Group Co., Ltd.	52,720	734,592

Want Want China Holdings, Ltd.	1,092,000	789,497

Weichai Power Co., Ltd., Class H	222,200	446,781

Weimob, Inc.(1)(2)(3)	164,000	295,643

Wens Foodstuffs Group Co., Ltd., Class A	90,033	251,234

WH Group, Ltd.(3)	1,203,500	1,009,197

Will Semiconductor Co., Ltd. Shanghai, Class A	6,500	230,099

Wuliangye Yibin Co., Ltd., Class A	31,400	1,402,335

Wuxi Biologics Cayman, Inc.(1)(3)	309,000	4,097,751

Xiaomi Corp., Class B(1)(3)	1,303,400	5,539,813

Xinjiang Zhongtai Chemical Co., Ltd., Class A	388,800	366,124

Xinyi Solar Holdings, Ltd.	488,000	1,279,637

Yang Quan Coal Industry Group Co., Ltd.	189,257	162,581

Yangzijiang Shipbuilding Holdings, Ltd.	316,000	228,437

Yanzhou Coal Mining Co., Ltd., Class H	1,388,000	1,112,393

Yihai International Holding, Ltd.	81,000	1,202,916

Yonghui Superstores Co., Ltd.	140,200	154,038

Yonyou Network Technology Co., Ltd., Class A	37,300	250,467

Yuexiu Property Co., Ltd.	1,520,000	305,836

Yunnan Baiyao Group Co., Ltd., Class A	19,521	339,271

Zhaojin Mining Industry Co., Ltd., Class H	409,500	487,989

Zhejiang Dahua Technology Co., Ltd., Class A	94,600	287,860

Zhejiang Expressway Co., Ltd., Class H	274,000	231,681

Zhejiang Huahai Pharmaceutical Co., Ltd.	77,088	398,970

Zhejiang Longsheng Group Co., Ltd.	220,600	459,897

Zhongjin Gold Corp., Ltd.	120,570	162,614

Zhuzhou CRRC Times Electric Co., Ltd., Class H	60,800	265,673

Security	Shares	Value

China (continued)

Zijin Mining Group Co., Ltd., Class H	1,382,000	$1,565,769

ZTE Corp., Class H(2)	172,939	435,571

ZTO Express Cayman, Inc. ADR	40,900	1,192,644

		$168,972,094

Colombia — 1.2%

Banco Davivienda S.A., PFC Shares	28,259	$302,217

Bancolombia S.A.	54,507	560,554

Bancolombia S.A. ADR, PFC Shares	23,100	928,158

Celsia S.A. ESP	192,204	267,059

Cementos Argos S.A.	409,358	743,120

Corporacion Financiera Colombiana S.A.(1)	20,792	197,611

Ecopetrol S.A.	1,958,138	1,292,719

Ecopetrol S.A. ADR(2)	104,000	1,342,640

Grupo Argos S.A.	311,062	1,270,540

Grupo Aval Acciones y Valores S.A., PFC Shares	733,748	257,271

Grupo de Inversiones Suramericana S.A.	65,118	484,034

Grupo Energia Bogota S.A. ESP	707,211	549,399

Grupo Nutresa S.A.	205,474	1,446,634

Interconexion Electrica S.A.	125,281	944,526

		$10,586,482

Croatia — 0.6%

AD Plastik DD(1)	38,787	$1,004,210

Adris Grupa DD, PFC Shares(1)	19,843	1,227,296

Atlantic Grupa DD	2,582	559,837

Ericsson Nikola Tesla DD	2,151	522,190

Hrvatski Telekom DD	29,021	852,023

Koncar-Elektroindustrija DD(1)	2,519	236,626

Podravka Prehrambena Ind DD	1,386	108,821

Valamar Riviera DD(1)	132,515	634,877

Zagrebacka Banka DD(1)	30,550	268,060

		$5,413,940

Czech Republic — 0.6%

CEZ AS	131,110	$3,144,555

Komercni Banka AS(1)	43,654	1,334,739

New World Resources PLC, Class A(1)(4)	860,500	0

O2 Czech Republic AS	29,400	343,451

Philip Morris CR AS	807	563,230

		$5,385,975

Egypt — 0.5%

Commercial International Bank Egypt SAE	375,498	$1,418,488

Eastern Co. SAE	996,298	829,219

10	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Egypt (continued)

Egypt Kuwait Holding Co. SAE	594,062	$606,678

Egyptian Financial Group-Hermes Holding Co.(1)	182,934	167,947

Egyptian International Pharmaceuticals EIPICO	37,035	101,632

ElSewedy Electric Co.	557,611	343,996

Medinet Nasr Housing	624,187	150,880

Oriental Weavers	872,035	377,509

Six of October Development & Investment Co.	151,330	142,692

Talaat Moustafa Group	1,012,938	418,616

		$4,557,657

Estonia — 0.6%

AS Merko Ehitus(1)	10,598	$122,529

AS Tallink Grupp(1)	3,453,838	3,116,355

AS Tallinna Kaubamaja Grupp	149,458	1,670,093

AS Tallinna Vesi	35,235	570,728

		$5,479,705

Ghana — 0.3%

Aluworks, Ltd.(1)	5,176,100	$96,997

CalBank PLC	5,036,062	591,673

Ghana Commercial Bank, Ltd.	1,285,170	875,348

Societe Generale Ghana, Ltd.	1,345,362	146,769

Standard Chartered Bank of Ghana, Ltd.	283,150	796,321

Unilever Ghana PLC(1)	249,000	351,654

		$2,858,762

Greece — 1.2%

Aegean Airlines S.A.(1)	37,740	$237,352

Athens Water Supply & Sewage Co. S.A.	36,893	309,721

Costamare, Inc.	34,966	289,518

Eurobank Ergasias Services and Holdings S.A.(1)	834,244	586,079

FF Group(1)(4)	43,721	0

GEK Terna Holding Real Estate Construction S.A.(1)	51,756	496,190

Hellenic Exchanges - Athens Stock Exchange S.A.	32,613	154,790

Hellenic Petroleum S.A.	55,867	367,904

Hellenic Telecommunications Organization S.A.	69,932	1,124,549

Holding Co. ADMIE IPTO S.A.	39,952	129,446

JUMBO S.A.	70,998	1,224,361

LAMDA Development S.A.(1)	23,069	200,147

Motor Oil (Hellas) Corinth Refineries S.A.	75,521	1,085,811

Mytilineos S.A.	75,802	1,100,384

National Bank of Greece S.A.(1)	121,470	332,550

OPAP S.A.	114,774	1,534,521

Piraeus Bank S.A.(1)	169,722	266,208

Public Power Corp. S.A.(1)	35,851	325,539

Security	Shares	Value

Greece (continued)

Terna Energy S.A.	5,946	$95,904

Titan Cement International S.A.	29,410	494,102

		$10,355,076

Hungary — 0.6%

Magyar Telekom Telecommunications PLC	60,229	$77,115

MOL Hungarian Oil & Gas PLC(1)	225,304	1,661,080

OTP Bank Nyrt.(1)	35,063	1,580,099

Richter Gedeon Nyrt.	86,654	2,174,631

		$5,492,925

India — 4.8%

ABB India, Ltd.	13,800	$229,051

ACC, Ltd.	10,684	237,184

Adani Enterprises, Ltd.	58,300	381,491

Adani Gas, Ltd.	119,200	615,511

Adani Ports and Special Economic Zone, Ltd.	56,675	373,618

Adani Power, Ltd.(1)	277,511	188,870

Apollo Hospitals Enterprise, Ltd.	10,409	342,496

Ashok Leyland, Ltd.	170,067	223,261

Asian Paints, Ltd.	22,272	842,420

Aurobindo Pharma, Ltd.	41,848	526,235

Axis Bank, Ltd.(1)	50,638	430,020

Bajaj Auto, Ltd.	13,052	614,410

Bharat Forge, Ltd.	38,772	278,997

Bharat Petroleum Corp., Ltd.	36,600	191,387

Bharti Airtel, Ltd.	214,317	1,496,119

Biocon, Ltd.(1)	105,688	672,335

Bosch, Ltd.	1,400	245,192

Cadila Healthcare, Ltd.	39,469	257,549

Century Textiles & Industries, Ltd.	50,000	281,804

CESC, Ltd.	24,742	208,237

Cipla, Ltd.	84,769	950,872

Colgate-Palmolive (India), Ltd.	7,700	165,153

Container Corp. of India, Ltd.	67,087	365,937

Dabur India, Ltd.	16,400	119,792

Divi’s Laboratories, Ltd.	13,619	715,526

DLF, Ltd.	86,670	275,641

Dr. Reddy’s Laboratories, Ltd.	13,678	975,503

GAIL (India), Ltd.	158,191	267,728

GlaxoSmithKline Pharmaceuticals, Ltd.	16,000	355,138

Glenmark Pharmaceuticals, Ltd.	49,900	336,333

Godrej Consumer Products, Ltd.	21,460	218,162

Grasim Industries, Ltd.	39,759	502,891

Havells India, Ltd.	26,800	336,536

11	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

India (continued)

HCL Technologies, Ltd.	73,177	$950,008

HDFC Bank, Ltd.(1)	10,638	209,845

Hero MotoCorp, Ltd.	11,538	491,113

Hindustan Petroleum Corp., Ltd.	84,030	252,838

Hindustan Unilever, Ltd.	29,373	963,723

Hindustan Zinc, Ltd.	79,702	261,119

Housing Development Finance Corp., Ltd.	21,092	736,465

ICICI Bank, Ltd.(1)	69,167	507,613

Indian Oil Corp., Ltd.	221,690	276,417

Indus Towers, Ltd.	49,905	157,495

Infosys, Ltd.	220,039	3,765,172

Ipca Laboratories, Ltd.	14,898	447,459

ITC, Ltd.	113,658	325,653

Jindal Steel & Power, Ltd.(1)	90,000	329,595

JSW Steel, Ltd.	71,838	380,632

Kotak Mahindra Bank, Ltd.(1)	23,341	637,861

Larsen & Toubro, Ltd.	63,749	1,126,515

Lupin, Ltd.	27,586	369,537

Mahindra & Mahindra, Ltd.	64,285	636,124

Maruti Suzuki India, Ltd.	6,387	670,500

Mphasis, Ltd.	18,625	393,262

Nestle India, Ltd.	1,800	453,320

NTPC, Ltd.	154,160	210,117

Petronet LNG, Ltd.	70,400	238,728

Piramal Enterprises, Ltd.	18,076	352,251

Power Grid Corporation of India, Ltd.	217,950	562,583

Reliance Industries, Ltd.	120,312	3,267,788

Siemens, Ltd.	19,300	415,404

State Bank of India GDR(1)(5)	8,912	334,682

Sun Pharmaceutical Industries, Ltd.	107,380	869,016

Tata Communications, Ltd.	33,686	507,297

Tata Consultancy Services, Ltd.	63,547	2,497,099

Tata Consumer Products, Ltd.	50,772	411,298

Tata Motors, Ltd.(1)	97,516	245,564

Tech Mahindra, Ltd.	51,695	691,497

Titan Co., Ltd.	26,876	574,820

Torrent Pharmaceuticals, Ltd.	7,307	280,113

UPL, Ltd.	25,559	163,544

Voltas, Ltd.	52,121	585,999

Wipro, Ltd.	147,018	778,241

WNS Holdings, Ltd. ADR(1)	6,100	439,505

		$41,989,211

Indonesia — 2.5%

Ace Hardware Indonesia Tbk PT	2,611,600	$319,199

Adaro Energy Tbk PT	8,410,800	857,148

Security	Shares	Value

Indonesia (continued)

Aneka Tambang Tbk	4,809,500	$663,301

Astra Argo Lestari Tbk PT	213,500	187,546

Astra International Tbk PT	8,932,100	3,839,204

Bank Central Asia Tbk PT	447,700	1,079,194

Bank Mandiri Persero Tbk PT	1,991,000	898,437

Bank Negara Indonesia Persero Tbk PT	849,200	373,934

Bank Rakyat Indonesia Persero Tbk PT	3,280,900	975,422

Bukit Asam Tbk PT	1,322,400	264,896

Charoen Pokphand Indonesia Tbk PT	1,280,500	595,515

Gudang Garam Tbk PT(1)	100,500	293,354

Hanson International Tbk PT(1)(4)	110,720,800	0

Indah Kiat Pulp & Paper Corp. Tbk PT	912,300	677,887

Indocement Tunggal Prakarsa Tbk PT	778,500	802,667

Indofood CBP Sukses Makmur Tbk PT	340,600	232,212

Indofood Sukses Makmur Tbk PT	819,000	399,463

Jasa Marga (Persero) Tbk PT	1,299,900	428,595

Kalbe Farma Tbk PT	11,037,700	1,162,890

Mitra Keluarga Karyasehat Tbk PT	935,900	181,942

Pakuwon Jati Tbk PT(1)	7,972,000	289,412

Perusahaan Gas Negara Tbk PT	2,389,000	281,797

Semen Indonesia Persero Tbk PT	863,000	763,897

Sigmagold Inti Perkasa Tbk PT(1)(4)	27,503,000	0

Telkom Indonesia Persero Tbk PT	14,162,300	3,338,972

Unilever Indonesia Tbk PT	1,096,200	573,756

United Tractors Tbk PT	680,600	1,289,939

Vale Indonesia Tbk PT(1)	1,492,700	542,862

		$21,313,441

Jordan — 0.5%

Arab Bank PLC(1)	398,340	$2,317,152

Arab Potash Co. PLC	42,467	1,258,564

Bank of Jordan(1)	129,775	353,405

Capital Bank of Jordan(4)	81,573	112,648

Jordan Islamic Bank(1)	32,236	140,237

Jordan Petroleum Refinery	80,389	283,517

Jordanian Electric Power Co.	150,431	256,693

		$4,722,216

Kazakhstan — 0.6%

Halyk Savings Bank of Kazakhstan JSC GDR(5)	86,823	$1,011,952

KAZ Minerals PLC	278,195	2,496,933

Kcell JSC GDR(5)	262,322	1,828,141

		$5,337,026

12	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Kenya — 0.6%

ABSA Bank Kenya PLC	1,204,620	$104,046

ARM Cement, Ltd.(1)(4)	1,677,000	0

East African Breweries, Ltd.	900,076	1,286,068

Equity Group Holdings PLC(1)	1,017,400	340,356

KCB Group, Ltd.	1,031,560	363,683

Safaricom PLC	8,590,600	2,686,360

Standard Chartered Bank Kenya, Ltd.	76,415	100,394

		$4,880,907

Kuwait — 1.1%

Agility Public Warehousing Co. KSC	655,535	$1,459,104

Boubyan Petrochemicals Co. KSCP	276,626	583,677

Gulf Bank KSCP	303,877	218,923

Humansoft Holding Co. KSC(1)	35,701	446,373

Kuwait Finance House KSCP	683,049	1,522,128

Kuwait International Bank KSCP	372,153	254,855

Mabanee Co. KPSC	190,212	410,600

Mobile Telecommunications Co. KSCP	832,348	1,659,900

National Bank of Kuwait SAK	1,010,293	2,793,789

National Industries Group Holding SAK	477,963	277,417

		$9,626,766

Lebanon — 0.0%

Bank Audi SAL GDR(1)(4)(5)	15,000	$0

		$0

Lithuania — 0.3%

Apranga PVA(1)	257,243	$565,710

Klaipedos Nafta AB	1,576,663	616,726

Panevezio Statybos Trestas(1)	201,949	140,733

Rokiskio Suris	177,000	631,482

Siauliu Bankas(1)	1,523,204	925,800

		$2,880,451

Malaysia — 2.2%

Axiata Group Bhd	392,075	$364,873

Berjaya Sports Toto Bhd	473,582	258,041

Bursa Malaysia Bhd	117,800	243,707

Capitaland Malaysia Mall Trust	488,900	75,881

CIMB Group Holdings Bhd	205,024	219,511

Dialog Group Bhd	1,499,650	1,287,695

Digi.com Bhd	243,800	251,089

Fraser & Neave Holdings Bhd	26,000	207,661

Gamuda Bhd	558,200	541,054

Security	Shares	Value

Malaysia (continued)

Genting Bhd	391,000	$434,292

Genting Malaysia Bhd	569,900	382,084

Globetronics Technology Bhd	839,766	565,556

Hartalega Holdings Bhd	324,500	982,180

Hong Leong Bank Bhd	56,700	256,824

IHH Healthcare Bhd	593,400	812,469

IJM Corp. Bhd	818,440	352,907

Inari Amertron Bhd	1,714,650	1,180,692

Kossan Rubber Industries	319,200	358,865

KPJ Healthcare Bhd	870,300	216,401

Kuala Lumpur Kepong Bhd	39,450	232,376

Magnum Bhd	624,119	354,166

Malayan Banking Bhd	188,486	396,799

Maxis Bhd	161,200	202,542

MISC Bhd	172,240	294,635

Muhibbah Engineering (M) Bhd	1,044,500	260,483

My EG Services Bhd	2,351,600	1,125,615

Pavilion Real Estate Investment Trust	771,100	287,486

Petronas Dagangan Bhd	122,000	649,962

Petronas Gas Bhd	50,974	217,876

PPB Group Bhd	54,460	250,876

Press Metal Aluminium Holdings Bhd	323,700	676,276

Public Bank Bhd	93,598	479,933

RHB Bank Bhd	70,159	95,207

Sapura Energy Bhd(1)	8,974,600	279,381

Serba Dinamik Holdings Bhd	719,500	315,857

Sime Darby Bhd	531,945	306,177

Sime Darby Plantation Bhd	207,609	258,054

Sunway Real Estate Investment Trust	512,000	191,018

Supermax Corp. Bhd(1)	334,368	502,338

Tenaga Nasional Bhd	117,331	304,364

Top Glove Corp. Bhd	866,420	1,323,817

UMW Holdings Bhd	92,500	78,378

VS Industry Bhd	850,875	550,344

Yinson Holdings Bhd	270,700	387,607

		$19,013,349

Mauritius — 0.6%

Alteo, Ltd.	628,964	$329,408

Attitude Property, Ltd.	629,246	180,866

CIEL, Ltd.	5,598,020	527,965

CIM Financial Services, Ltd.	2,411,765	390,052

ENL, Ltd.	508,787	193,258

IBL, Ltd.	309,981	370,325

Lavastone, Ltd.	2,649,077	102,431

MCB Group, Ltd.	148,006	887,609

13	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Mauritius (continued)

Phoenix Beverages, Ltd.	33,742	$502,642

Rogers & Co., Ltd.	608,300	344,791

SBM Holdings, Ltd.	3,504,538	317,858

Terra Mauricia, Ltd.	506,473	252,918

United Basalt Products, Ltd.	187,150	571,190

		$4,971,313

Mexico — 4.9%

Alfa SAB de CV, Series A	1,398,720	$1,006,541

America Movil SAB de CV, Series L	8,221,090	5,986,261

Arca Continental SAB de CV	162,800	778,514

Cemex SAB de CV, Series CPO(1)	2,836,418	1,466,707

Coca-Cola Femsa SAB de CV, Series L	82,400	379,505

Concentradora Fibra Danhos S.A. de CV	357,100	439,657

Controladora Nemak SAB de CV(1)(2)	1,398,720	185,563

Corp. Inmobiliaria Vesta SAB de CV	384,400	753,366

El Puerto de Liverpool SAB de CV(1)	71,700	251,281

Empresas ICA SAB de CV(1)(2)(4)	2,075,736	0

Fibra Uno Administracion S.A. de CV	895,567	1,013,051

Fomento Economico Mexicano SAB de CV, Series UBD	462,200	3,505,608

Genomma Lab Internacional SAB de CV(1)(2)	1,018,000	958,172

Grupo Aeroportuario del Centro Norte SAB de CV(1)	78,300	505,107

Grupo Aeroportuario del Pacifico SAB de CV, Class B(1)	183,900	2,051,599

Grupo Aeroportuario del Sureste SAB de CV, Class B(1)	119,944	1,987,805

Grupo Bimbo SAB de CV, Series A	527,108	1,142,979

Grupo Carso SAB de CV, Series A1(1)	467,500	1,549,367

Grupo Cementos de Chihuahua SAB de CV	66,700	403,964

Grupo Elektra SAB de CV(2)	34,564	2,288,403

Grupo Financiero Banorte SAB de CV, Class O(1)	149,800	825,426

Grupo Financiero Inbursa SAB de CV, Class O(1)	629,516	633,328

Grupo Mexico SAB de CV, Series B	882,456	3,742,328

Grupo Televisa SAB, Series CPO(1)	260,471	426,974

Industrias Penoles SAB de CV	51,449	874,655

Infraestructura Energetica Nova SAB de CV(1)	79,200	310,639

Kimberly-Clark de Mexico SAB de CV, Class A	506,510	864,652

Macquarie Mexico Real Estate Management S.A. de CV(3)	321,500	453,989

Orbia Advance Corp., SAB de CV	485,267	1,141,016

PLA Administradora Industrial S de RL de CV	211,200	325,192

Prologis Property Mexico S.A. de CV	240,200	540,886

Promotora y Operadora de Infraestructura SAB de CV	125,065	1,108,896

Telesites SAB de CV(1)(2)	879,564	950,307

Ternium S.A. ADR(1)	15,322	445,564

Wal-Mart de Mexico SAB de CV, Series V	1,121,364	3,150,041

		$42,447,343

Security	Shares	Value

Morocco — 0.6%

Attijariwafa Bank	13,579	$644,566

Bank of Africa	11,215	195,826

Banque Centrale Populaire	4,384	122,701

Banque Marocaine Pour Le Commerce et L’Industrie(1)	1,376	98,473

Co Sucrerie Marocaine et de Raffinage	25,202	593,765

Label Vie	406	145,989

LafargeHolcim Maroc S.A.	4,384	786,323

Lesieur Cristal	8,686	157,706

Managem S.A.(1)	2,645	339,900

Maroc Telecom	75,590	1,226,542

Societe d’Exploitation des Ports	23,655	556,935

TAQA Morocco S.A.	1,963	201,651

		$5,070,377

Nigeria — 1.0%

Access Bank PLC(4)	32,908,148	$597,081

Dangote Cement PLC(4)	4,167,837	1,974,662

Dangote Sugar Refinery PLC(4)	4,385,654	165,179

FBN Holdings PLC(4)	21,879,762	335,194

Guaranty Trust Bank PLC(4)	13,844,766	960,965

Lafarge Africa PLC(4)	3,044,633	138,644

Lekoil, Ltd.(1)	1,110,205	26,292

Nestle Nigeria PLC(4)	496,712	1,537,110

Nigerian Breweries PLC(4)	5,467,425	655,158

SEPLAT Petroleum Development Co. PLC(3)	435,022	386,410

Stanbic IBTC Holdings PLC(4)	3,126,624	297,226

Transnational Corp. of Nigeria PLC(4)	22,334,373	43,004

United Bank for Africa PLC(4)	20,664,553	385,466

Zenith Bank PLC(4)	17,411,456	927,725

		$8,430,116

Oman — 0.6%

Bank Dhofar SAOG	1,038,913	$261,846

Bank Muscat SAOG	1,061,296	1,093,220

Bank Nizwa SAOG(1)	941,624	235,093

Dhofar International Development & Investment Holding SAOG(1)	286,164	214,131

National Bank of Oman SAOG	368,936	153,330

Oman Cement Co. SAOG	367,946	235,089

Oman Flour Mills Co. SAOG	283,279	550,541

Oman Telecommunications Co. SAOG	534,354	1,004,087

Omani Qatari Telecommunications Co. SAOG	539,969	551,949

Renaissance Services SAOG	128,153	113,658

Sembcorp Salalah Power & Water Co.	377,934	97,196

Sohar International Bank SAOG	1,477,945	349,605

		$4,859,745

14	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Pakistan — 0.5%

Bank Alfalah, Ltd.	611,933	$135,243

Engro Corp., Ltd.	173,692	334,653

Fauji Fertilizer Co., Ltd.	369,388	251,738

Frieslandcampina Engro Pakistan, Ltd.(1)	186,100	96,096

Habib Bank, Ltd.	357,983	297,326

Hub Power Co., Ltd. (The)	149,215	73,819

Lucky Cement, Ltd.(1)	111,546	486,222

Mari Petroleum Co., Ltd.	35,322	297,748

MCB Bank, Ltd.	239,187	281,023

Millat Tractors, Ltd.	51,326	350,279

Nishat Mills, Ltd.	593,280	373,401

Oil & Gas Development Co., Ltd.	568,127	369,169

Pakistan Petroleum, Ltd.	1,196,818	672,409

Pakistan State Oil Co., Ltd.(1)	332,619	445,964

Searle Co., Ltd. (The)	189,244	294,426

		$4,759,516

Panama — 0.2%

Banco Latinoamericano de Comercio Exterior S.A., Class E	49,900	$789,917

Copa Holdings S.A., Class A	14,608	1,128,176

		$1,918,093

Peru — 1.2%

Cia de Minas Buenaventura SAA ADR	192,956	$2,352,134

Credicorp, Ltd.	20,396	3,345,352

Enel Generacion Peru SAA	277,207	154,302

Ferreycorp SAA	872,283	416,864

Southern Copper Corp.	66,255	4,314,525

		$10,583,177

Philippines — 2.3%

Aboitiz Equity Ventures, Inc.	590,350	$580,374

Aboitiz Power Corp.	1,105,000	611,801

Alliance Global Group, Inc.	764,400	168,766

Ayala Corp.	57,648	991,899

Ayala Land, Inc.	988,108	841,970

Ayala Land, Inc. GDR, PFC Shares(4)	3,534,608	0

Bank of the Philippine Islands	409,653	693,239

BDO Unibank, Inc.	241,429	537,532

Bloomberry Resorts Corp.	2,458,700	415,244

Century Pacific Food, Inc.	1,007,500	367,244

Cosco Capital, Inc.	920,800	108,566

Filinvest Land, Inc.	6,230,546	145,347

First Philippine Holdings Corp.	203,730	326,850

Security	Shares	Value

Philippines (continued)

Globe Telecom, Inc.	15,745	$666,275

International Container Terminal Services, Inc.	184,440	474,379

JG Summit Holdings, Inc.	814,632	1,216,339

Jollibee Foods Corp.	369,150	1,501,847

Manila Electric Co.	130,884	796,687

Megaworld Corp.	2,140,300	181,780

Metropolitan Bank & Trust Co.	401,959	410,661

Nickel Asia Corp.	4,696,888	548,980

PLDT, Inc.	46,600	1,301,179

Puregold Price Club, Inc.	617,440	527,712

Robinsons Land Corp.	526,315	232,157

San Miguel Corp.	135,700	361,797

Semirara Mining & Power Corp.	1,187,120	340,760

SM Investments Corp.	101,960	2,228,397

SM Prime Holdings, Inc.	1,912,250	1,533,309

Universal Robina Corp.	498,530	1,582,251

		$19,693,342

Poland — 2.5%

AmRest Holdings SE(1)	68,905	$511,450

Asseco Poland S.A.	67,757	1,235,895

Bank Millennium S.A.(1)	355,533	311,505

Bank Polska Kasa Opieki S.A.(1)	28,994	476,240

Budimex S.A.	22,305	1,839,643

CCC S.A.(1)	27,466	645,700

CD Projekt S.A.(1)(2)	18,361	1,353,947

Ciech S.A.(1)	21,668	187,367

Cyfrowy Polsat S.A.	79,099	644,921

Dino Polska S.A.(1)(3)	15,869	1,230,698

Enea S.A.(1)	145,490	256,038

Eurocash S.A.(1)	82,861	311,779

Globe Trade Centre S.A.(1)	139,840	270,627

Grupa Azoty S.A.(1)	14,855	109,576

Grupa Lotos S.A.	55,743	618,841

KGHM Polska Miedz S.A.(1)	46,738	2,302,341

LPP S.A.(1)	1,027	2,286,317

mBank S.A.(1)	4,424	213,419

Orange Polska S.A.(1)	240,332	426,029

PGE S.A.(1)	122,861	214,714

Polski Koncern Naftowy ORLEN S.A.	166,523	2,578,005

Polskie Gornictwo Naftowe i Gazownictwo S.A.	891,505	1,331,193

Powszechna Kasa Oszczednosci Bank Polski S.A.(1)	168,792	1,302,972

Powszechny Zaklad Ubezpieczen S.A.(1)	48,144	418,265

Tauron Polska Energia S.A.(1)	992,903	725,702

		$21,803,184

15	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Qatar — 1.1%

Al Meera Consumer Goods Co.	27,717	$155,682

Barwa Real Estate Co.	735,909	679,762

Commercial Bank PSQC (The)	183,085	218,725

Gulf International Services QSC(1)	697,440	324,852

Gulf Warehousing Co.	90,829	125,952

Industries Qatar	655,447	1,933,225

Masraf Al Rayan QSC	315,573	387,917

Medicare Group	133,820	321,629

Ooredoo QPSC	309,240	630,266

Qatar Electricity & Water Co. QSC	73,498	355,899

Qatar Gas Transport Co., Ltd.	1,461,437	1,259,903

Qatar Insurance Co.	278,111	178,078

Qatar International Islamic Bank	65,027	159,550

Qatar Islamic Bank	106,122	492,696

Qatar National Bank QPSC	343,273	1,659,984

Qatar National Cement Co. QSC	133,280	150,150

United Development Co. QSC	491,981	220,619

Vodafone Qatar QSC	665,921	242,156

		$9,497,045

Romania — 0.9%

Banca Transilvania S.A.	1,580,646	$894,552

BRD-Groupe Societe Generale S.A.(1)	115,089	430,060

NEPI Rockcastle PLC	488,356	3,088,605

OMV Petrom S.A.	17,932,392	1,635,522

Societatea Energetica Electrica S.A.	76,047	240,834

Societatea Nationala de Gaze Naturale ROMGAZ S.A.	117,669	830,223

Societatea Nationala Nuclearelectrica S.A.	48,496	217,672

Transelectrica S.A.	41,350	266,026

Transgaz S.A. Medias	6,563	467,136

		$8,070,630

Russia — 4.8%

Aeroflot PJSC(1)	91,240	$88,464

Etalon Group PLC GDR(5)	78,319	135,408

Evraz PLC	192,475	1,230,093

Federal Grid Co. Unified Energy System PJSC	267,560,600	811,768

Gazprom PJSC ADR	591,852	3,304,390

Globaltrans Investment PLC GDR(5)(6)	136,358	813,963

Globaltrans Investment PLC GDR(5)(6)	77	460

Inter RAO UES PJSC	26,529,001	1,916,915

Lukoil PJSC ADR	36,448	2,478,938

Magnit PJSC	38,428	2,949,932

Magnitogorsk Iron & Steel Works PJSC	873,600	662,139

Mail.Ru Group, Ltd. GDR(1)(5)	29,865	782,689

Security	Shares	Value

Russia (continued)

MMC Norilsk Nickel PJSC ADR(6)	100,172	$3,122,219

MMC Norilsk Nickel PJSC ADR(6)	2,948	92,803

Mobile TeleSystems PJSC	215,893	966,637

Moscow Exchange MICEX-RTS PJSC	127,251	274,437

Mosenergo PJSC	12,772,962	358,715

Novatek PJSC GDR(5)	10,758	1,751,914

Novolipetskiy Metallurgicheskiy Kombinat PAO GDR	36,499	1,009,863

OGK-2 PJSC	20,114,000	199,433

PhosAgro PJSC GDR(5)	44,866	611,855

PIK Group PJSC	113,450	918,514

Polymetal International PLC	34,770	800,413

QIWI PLC ADR(2)	13,700	141,110

Rosneft Oil Co. PJSC GDR(5)	111,200	627,017

Rosseti PJSC	19,631,873	469,493

Rostelecom PJSC(1)	154,538	202,843

RusHydro PJSC	30,272,952	322,639

Sberbank of Russia PJSC	542,510	1,989,251

Severstal PAO GDR(5)	44,425	780,801

Sistema PJSFC	595,500	232,792

Sistema PJSFC GDR(5)	33,906	253,547

Surgutneftegas PJSC ADR	104,795	484,101

Surgutneftegas PJSC, PFC Shares	954,217	537,956

Tatneft PJSC ADR	26,223	1,067,888

Transneft PJSC, PFC Shares	233	444,658

Unipro PJSC	4,995,000	189,245

VEON, Ltd. ADR	97,500	147,225

X5 Retail Group NV GDR(5)(6)	92,747	3,349,013

X5 Retail Group NV GDR(5)(6)	10,696	386,339

Yandex NV, Class A(1)(2)	65,800	4,578,364

		$41,486,244

Saudi Arabia — 4.4%

Abdullah Al Othaim Markets Co.	20,923	$685,163

Advanced Petrochemical Co.	12,100	216,211

Al Babtain Power & Telecommunication Co.	16,768	141,500

Al Hammadi Co. for Development and Investment(1)	40,420	311,986

Al Rajhi Bank	62,545	1,227,655

Alandalus Property Co.	48,435	273,181

Aldrees Petroleum and Transport Services Co.	53,394	924,171

Alinma Bank(1)	81,556	351,665

Almarai Co. JSC	111,419	1,632,596

Arabian Centres Co., Ltd.	49,400	330,196

Arriyadh Development Co.	70,726	324,027

Ayyan Investment Co.(1)	51,400	271,682

Bank AlBilad	24,288	183,607

Banque Saudi Fransi	14,851	125,161

16	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Saudi Arabia (continued)

Batic Investments and Logistic Co.(1)	28,296	$263,429

Bawan Co.	29,236	193,551

Dallah Healthcare Co.	27,634	356,324

Dar Al Arkan Real Estate Development Co.(1)	348,064	801,632

Dr Sulaiman Al Habib Medical Services Group Co.	33,300	966,077

Dur Hospitality Co.	59,246	452,521

Emaar Economic City(1)	321,925	790,092

Etihad Etisalat Co.(1)	109,257	834,231

Fawaz Abdulaziz Al Hokair & Co.(1)	41,797	243,099

Herfy Food Services Co.	12,431	197,566

Jarir Marketing Co.	48,115	2,224,498

Leejam Sports Co. JSC	13,120	270,183

Maharah Human Resources Co.	11,400	229,536

Middle East Healthcare Co.(1)	36,220	338,778

Mouwasat Medical Services Co.	29,966	1,101,823

National Agriculture Development Co. (The)(1)	21,203	168,322

National Commercial Bank	48,831	564,190

National Gas & Industrialization Co.	15,924	129,475

National Medical Care Co.	37,993	542,292

Rabigh Refining & Petrochemical Co.(1)	144,000	530,773

Riyad Bank	68,732	370,314

Riyad REIT Fund	60,724	137,612

Sahara International Petrochemical Co.	69,037	318,783

Samba Financial Group	42,224	343,964

Saudi Airlines Catering Co.	25,239	518,779

Saudi Arabian Fertilizer Co.	17,133	368,180

Saudi Arabian Mining Co.(1)	32,944	355,964

Saudi Arabian Oil Co.(3)	385,399	3,596,670

Saudi Automotive Services Co.	34,664	284,510

Saudi Basic Industries Corp.	80,149	2,167,379

Saudi Cement Co.	15,800	258,689

Saudi Ceramic Co.(1)	11,075	141,720

Saudi Chemical Co. Holding(1)	44,268	412,366

Saudi Co. for Hardware CJSC	14,700	228,200

Saudi Electricity Co.	336,759	1,913,314

Saudi Ground Services Co.(1)	47,512	406,014

Saudi Industrial Investment Group	49,800	363,977

Saudi Industrial Services Co.	15,031	129,970

Saudi Kayan Petrochemical Co.(1)	56,284	214,754

Saudi Public Transport Co.(1)	35,777	170,929

Saudi Real Estate Co.(1)	60,549	243,722

Saudi Research & Marketing Group(1)	12,391	259,493

Saudi Telecom Co.	119,820	3,387,333

Saudia Dairy & Foodstuff Co.	4,822	225,168

Savola Group (The)	112,367	1,273,639

Seera Group Holding(1)	121,028	611,546

Security	Shares	Value

Saudi Arabia (continued)

United Electronics Co.	30,155	$695,201

United International Transportation Co.	24,521	248,263

Yanbu National Petrochemical Co.	21,617	368,153

		$38,211,799

Slovenia — 0.6%

Cinkarna Celje DD	574	$124,713

KRKA DD	33,464	3,739,932

Luka Koper	8,004	180,012

Petrol	772	305,628

Pozavarovalnica Sava DD(1)	21,534	486,791

Zavarovalnica Triglav DD(1)	6,869	251,345

		$5,088,421

South Africa — 4.5%

Anglo American Platinum, Ltd.	5,100	$501,849

AngloGold Ashanti, Ltd.	35,047	807,779

AngloGold Ashanti, Ltd. ADR	5,299	119,863

Aspen Pharmacare Holdings, Ltd.(1)	224,102	1,916,216

AVI, Ltd.	121,529	606,502

Bid Corp., Ltd.	70,947	1,274,951

Bidvest Group, Ltd. (The)	297,624	3,186,759

Clicks Group, Ltd.	60,244	1,034,668

DataTec, Ltd.(1)	131,630	220,008

Discovery, Ltd.	41,702	435,964

Equites Property Fund, Ltd.	201,368	238,480

Exxaro Resources, Ltd.	36,655	347,796

FirstRand, Ltd.	405,123	1,411,614

Fortress REIT, Ltd., Class A	808,158	749,374

Gold Fields, Ltd.	81,557	757,101

Growthpoint Properties, Ltd.	784,159	671,737

Hyprop Investments, Ltd.(1)	193,251	388,935

Impala Platinum Holdings, Ltd.	99,325	1,367,120

Imperial Logistics, Ltd.	96,084	243,889

JSE, Ltd.	21,700	164,882

Kumba Iron Ore, Ltd.	7,137	303,605

Life Healthcare Group Holdings, Ltd.(1)	374,426	427,463

Mediclinic International PLC	148,487	576,230

MiX Telematics, Ltd. ADR(2)	11,300	142,267

Momentum Metropolitan Holdings	137,550	147,541

Mr Price Group, Ltd.	16,841	195,441

MTN Group, Ltd.(2)	326,923	1,349,268

MultiChoice Group, Ltd.	222,122	2,027,603

Naspers, Ltd., Class N	31,431	6,436,270

Netcare, Ltd.	141,074	119,547

17	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Africa (continued)

Northam Platinum, Ltd.(1)	36,209	$517,977

Pick’n Pay Stores, Ltd.	105,331	359,445

PSG Group, Ltd.	114,733	470,753

Redefine Properties, Ltd.	3,215,829	736,090

Resilient REIT, Ltd.	127,790	369,055

Reunert, Ltd.	83,241	204,196

Sanlam, Ltd.	47,771	190,672

Santam, Ltd.	14,928	258,022

Sasol, Ltd.(1)	83,836	762,500

Shoprite Holdings, Ltd.	141,928	1,349,789

Sibanye Stillwater, Ltd.	294,669	1,187,609

SPAR Group, Ltd. (The)	55,560	715,434

Standard Bank Group, Ltd.	30,572	264,783

Telkom S.A. SOC, Ltd.	209,252	437,214

Tiger Brands, Ltd.	40,729	578,972

Vodacom Group, Ltd.	224,500	1,896,139

Vukile Property Fund, Ltd.	351,912	191,256

Wilson Bayly Holmes-Ovcon, Ltd.(1)	43,265	266,976

Woolworths Holdings, Ltd.	68,586	184,669

		$39,112,273

South Korea — 5.0%

Alteogen, Inc.(1)	1,600	$265,132

AMOREPACIFIC Corp.	3,554	674,837

AMOREPACIFIC Group	5,071	256,579

Bukwang Pharmaceutical Co., Ltd.	8,877	230,123

Celltrion Healthcare Co., Ltd.(1)	5,343	803,427

Celltrion Pharm, Inc.(1)	1,986	436,921

Celltrion, Inc.(1)	5,698	1,886,024

Chabiotech Co., Ltd.(1)	12,772	236,126

Cheil Worldwide, Inc.	11,267	214,062

CJ CheilJedang Corp.	810	284,489

CJ Corp.	2,998	254,510

Coway Co., Ltd.(1)	3,444	230,800

Daelim Industrial Co., Ltd.	4,257	328,135

Daewoo Industrial Development Co., Ltd.(1)	3,501	13,391

Dong-A ST Co., Ltd.	3,213	262,171

E-MART, Inc.	1,921	268,252

Genexine Inc.(1)	2,500	286,978

GS Engineering & Construction Corp.	9,470	330,045

GS Holdings Corp.	7,122	246,416

Hana Financial Group, Inc.	6,353	202,352

Hankook Tire and Technology Co., Ltd.	9,517	345,755

Hanmi Pharm Co., Ltd.	1,284	433,891

Hanmi Science Co., Ltd.	3,060	214,691

Hanwha Corp.	10,423	272,200

Security	Shares	Value

South Korea (continued)

Hanwha Solutions Corp.	8,434	$372,850

HLB, Inc.(1)	2,300	196,143

Hotel Shilla Co., Ltd.	5,077	385,165

Hugel, Inc.(1)	1,400	242,208

Hyosung TNC Co., Ltd.	2,316	450,774

Hyundai Engineering & Construction Co., Ltd.	7,403	255,630

Hyundai Glovis Co., Ltd.	2,728	462,892

Hyundai Mobis Co., Ltd.	2,818	663,261

Hyundai Motor Co.(1)	7,190	1,274,449

Ilyang Pharmaceutical Co., Ltd.	3,500	212,399

Kangwon Land, Inc.	9,384	203,330

KB Financial Group, Inc.(1)	4,943	196,321

Kia Motors Corp.	15,362	885,108

KIWOOM Securities Co., Ltd.	2,085	243,570

KMW Co., Ltd.(1)	3,700	275,081

Korea Shipbuilding & Offshore Engineering Co., Ltd.(1)	1,784	178,671

Korea Zinc Co., Ltd.	995	368,468

Korean Air Lines Co., Ltd.(1)	6,176	155,015

KT&G Corp.(1)	9,317	713,362

Kumho Petrochemical Co., Ltd.	2,530	338,492

LG Chem, Ltd.	1,592	1,210,583

LG Corp.	5,822	469,794

LG Display Co., Ltd.(1)	15,100	258,106

LG Electronics, Inc.(1)	5,219	649,878

LG Household & Health Care, Ltd.	582	868,649

LG Innotek Co., Ltd.	1,400	235,817

LG Uplus Corp.	22,484	243,465

Lotte Chemical Corp.	1,508	383,970

LS Corp.	3,961	260,983

LS Electric Co., Ltd.	4,500	261,957

MedPacto, Inc.(1)	2,253	244,730

Medytox, Inc.	1,518	245,128

Mezzion Pharma Co., Ltd.(1)	1,300	210,750

Naver Corp.	5,654	1,524,143

NCsoft Corp.	883	758,101

Nong Shim Co., Ltd.	480	132,691

Orion Corp. of Republic of Korea	1,101	125,737

Pharmicell Co., Ltd.(1)	12,700	202,685

POSCO	3,029	756,885

S-Oil Corp.	8,414	536,442

S1 Corp.	2,867	224,488

Samsung Biologics Co., Ltd.(1)(3)	1,264	962,369

Samsung C&T Corp.	5,241	667,148

Samsung Electro-Mechanics Co., Ltd.	2,349	385,760

Samsung Electronics Co., Ltd.	116,024	8,664,147

Samsung SDI Co., Ltd.(1)	1,221	707,628

18	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea (continued)

Samsung SDS Co., Ltd.	1,271	$209,199

Seegene, Inc.	1,939	345,077

Shin Poong Pharmaceutical Co., Ltd.(1)	2,300	262,584

Shinhan Financial Group Co., Ltd.(1)	5,915	175,516

Shinsegae, Inc.	779	172,062

SK Chemicals Co., Ltd.	770	279,072

SK Holdings Co., Ltd.	1,665	369,396

SK Hynix, Inc.(1)	11,063	1,208,394

SK Innovation Co., Ltd.	6,751	1,184,128

SK Telecom Co., Ltd.	2,557	561,940

Yuhan Corp.	3,178	220,055

Zyle Motor Sales Corp.(1)	4,895	5,407

		$43,235,360

Sri Lanka — 0.6%

Access Engineering PLC	1,978,107	$263,625

Ceylon Tobacco Co. PLC	96,609	536,020

Chevron Lubricants Lanka PLC	216,091	125,982

Commercial Bank of Ceylon PLC	602,056	262,635

Dialog Axiata PLC	10,448,265	701,025

Hatton National Bank PLC	284,990	194,552

Hemas Holdings PLC	342,755	184,988

John Keells Holdings PLC	1,826,099	1,474,957

National Development Bank PLC	493,898	208,035

Nations Trust Bank PLC	295,833	95,961

Nestle Lanka PLC	15,593	107,267

Sampath Bank PLC	308,671	230,211

Teejay Lanka PLC	1,870,121	384,323

		$4,769,581

Taiwan — 4.9%

Adimmune Corp.(1)	79,000	$156,928

Advantech Co., Ltd.	15,357	191,707

ASE Technology Holding Co., Ltd.	133,247	386,526

Asia Cement Corp.	126,967	195,550

Asustek Computer, Inc.	18,174	162,307

AU Optronics Corp.(1)	597,000	298,706

Catcher Technology Co., Ltd.	27,100	199,267

Cathay Financial Holding Co., Ltd.	142,351	214,349

Center Laboratories, Inc.	81,709	201,342

Cheng Shin Rubber Industry Co., Ltd.	394,010	618,631

China Airlines, Ltd.(1)	452,963	194,754

China Petrochemical Development Corp.	691,199	287,284

China Steel Corp.	579,815	511,152

Chunghwa Telecom Co., Ltd.	510,780	1,981,494

Security	Shares	Value

Taiwan (continued)

Clevo Co.	107,579	$115,418

Delta Electronics, Inc.	46,356	434,724

E.Sun Financial Holding Co., Ltd.	240,859	219,225

EVA Airways Corp.	442,334	207,610

Evergreen Marine Corp.(1)	1,295,283	1,880,706

Far Eastern Department Stores, Ltd.	288,642	246,791

Far Eastern New Century Corp.	688,313	710,398

Far EasTone Telecommunications Co., Ltd.	188,776	411,552

Feng Hsin Steel Co., Ltd.	116,000	293,744

First Financial Holding Co., Ltd.	176,565	134,360

Formosa Chemicals & Fibre Corp.	295,755	892,397

Formosa Petrochemical Corp.	262,153	932,372

Formosa Plastics Corp.	220,959	758,934

Formosa Taffeta Co., Ltd.	364,000	402,776

Fubon Financial Holding Co., Ltd.	121,439	202,239

Giant Manufacturing Co., Ltd.	69,531	681,312

Globalwafers Co., Ltd.	14,000	353,665

Great Wall Enterprise Co., Ltd.	211,329	382,418

Highwealth Construction Corp.	112,811	184,186

Hiwin Technologies Corp.	73,487	1,008,869

Hon Hai Precision Industry Co., Ltd.	264,806	868,284

Hotai Motor Co., Ltd.	42,000	963,831

Hua Nan Financial Holdings Co., Ltd.	198	129

Innolux Corp.	402,000	202,316

Largan Precision Co., Ltd.	2,042	232,711

Lite-On Technology Corp.	89,048	157,992

MediaTek, Inc.	31,664	844,393

Medigen Vaccine Biologics Corp.(1)	52,925	192,648

Mega Financial Holding Co., Ltd.	178,688	189,657

Merida Industry Co., Ltd.	53,907	452,998

Micro-Star International Co., Ltd.	20,000	94,536

Nan Kang Rubber Tire Co., Ltd.	100,819	150,815

Nan Ya Plastics Corp.	263,378	674,748

Nanya Technology Corp.	51,165	158,627

Novatek Microelectronics Corp., Ltd.	15,479	203,677

OBI Pharma, Inc.(1)	42,000	207,686

Parade Technologies, Ltd.	5,000	197,957

Pegatron Corp.	81,486	195,630

Pharmally International Holding Co., Ltd.(1)(4)	38,000	38,273

Pou Chen Corp.	501,309	560,819

President Chain Store Corp.	85,716	813,451

Quanta Computer, Inc.	66,000	190,438

Radiant Opto-Electronics Corp.	41,350	168,414

Realtek Semiconductor Corp.	27,542	383,700

Ruentex Development Co., Ltd.	124,114	180,780

Ruentex Industries, Ltd.	83,016	206,123

19	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan (continued)

Sanyang Motor Co., Ltd.	479,000	$609,179

Savior Lifetec Corp.(1)	147,000	181,864

ScinoPharm Taiwan, Ltd.	157,000	161,615

Simplo Technology Co., Ltd.	12,652	157,974

St. Shine Optical Co., Ltd.	17,000	169,698

Synnex Technology International Corp.	117,569	196,986

TaiMed Biologics, Inc.(1)	56,000	168,144

Tainan Spinning Co., Ltd.	734,407	392,640

Taishin Financial Holding Co., Ltd.	282,671	133,510

Taiwan Cement Corp.	370,565	570,519

Taiwan Mobile Co., Ltd.	236,858	833,720

Taiwan Semiconductor Manufacturing Co., Ltd.	413,747	7,827,043

Taiwan Tea Corp.(1)	382,711	243,965

Teco Electric & Machinery Co., Ltd.	604,000	595,232

Tong Yang Industry Co., Ltd.	95,199	132,418

TTY Biopharm Co., Ltd.	167,780	409,744

U-Ming Marine Transport Corp.	202,000	265,733

Uni-President Enterprises Corp.	719,588	1,730,735

United Microelectronics Corp.	252,323	424,347

Vanguard International Semiconductor Corp.	54,544	225,678

Walsin Lihwa Corp.	1,085,980	747,720

Wan Hai Lines, Ltd.	339,570	640,785

Win Semiconductors Corp.	18,000	222,181

Yageo Corp.	14,362	265,837

Yieh Phui Enterprise Co., Ltd.(1)	447,348	216,858

Yuanta Financial Holding Co., Ltd.	323,694	237,135

YungShin Global Holding Corp.	119,000	189,502

Zhen Ding Technology Holding, Ltd.	42,000	170,913

		$42,706,001

Thailand — 5.2%

Advanced Info Service PCL(7)	221,200	$1,300,163

Airports of Thailand PCL(7)	1,043,700	2,165,806

Amata Corp. PCL(7)	203,300	110,332

AP Thailand PCL(7)	1,506,660	363,926

Bangkok Bank PCL(7)	64,400	254,644

Bangkok Chain Hospital PCL(7)	1,548,300	702,833

Bangkok Dusit Medical Services PCL(7)	4,109,900	2,846,176

Bangkok Expressway & Metro PCL(7)	2,095,654	580,022

Banpu PCL(7)	695,700	255,602

Berli Jucker PCL(7)	219,700	254,498

BTS Group Holdings PCL(7)	1,650,200	512,359

Bumrungrad Hospital PCL(7)	371,500	1,487,128

Central Pattana PCL(7)	527,700	840,198

Central Retail Corp. PCL(1)(7)	846,100	869,426

CH. Karnchang PCL(1)(7)	194,800	107,868

Security	Shares	Value

Thailand (continued)

Charoen Pokphand Foods PCL(7)	487,600	$435,338

Chularat Hospital PCL(7)	5,372,700	441,150

CP ALL PCL(1)(7)	474,700	922,565

Delta Electronics (Thailand) PCL(7)	525,600	8,514,979

Electricity Generating PCL(7)	33,200	213,100

Energy Absolute PCL(7)	295,900	484,118

Global Power Synergy PCL(7)	116,000	284,852

Gulf Energy Development PCL(7)	927,900	1,059,149

Hana Microelectronics PCL(7)	1,138,400	1,509,929

Home Product Center PCL(7)	1,565,760	713,267

Indorama Ventures PCL(7)	540,871	667,803

Intouch Holdings PCL(7)	233,071	437,344

Jasmine International PCL(7)	2,504,800	266,076

Kasikornbank PCL(7)	117,400	442,657

Kiatnakin Phatra Bank PCL(7)	144,700	249,787

Krung Thai Bank PCL(7)	1,007,025	372,806

Land & Houses PCL(7)	1,957,300	519,719

Mega Lifesciences PCL(7)	487,100	579,418

Minor International PCL(1)(7)	2,887,336	2,478,228

PTT Exploration & Production PCL(7)	391,616	1,284,283

PTT Global Chemical PCL(7)	431,705	843,282

PTT PCL(7)	1,998,600	2,837,441

Quality House PCL(7)	3,330,683	257,980

Ratch Group PCL(7)	101,600	179,432

Siam Cement PCL(7)	110,911	1,399,140

Siam Commercial Bank PCL(7)	150,900	440,367

Siam Global House PCL(7)	477,600	270,596

Sino-Thai Engineering & Construction PCL(7)	241,100	102,111

Star Petroleum Refining PCL(7)	881,700	236,920

Supalai PCL(7)	473,400	323,766

SVI PCL(7)	1,450,800	207,112

Thai Beverage PCL(7)	1,328,700	739,677

Thai Oil PCL(7)	175,500	304,348

Thai Union Group PCL(7)	480,092	218,100

TOA Paint Thailand PCL(7)	174,300	195,032

Total Access Communication PCL(7)	96,800	107,345

TPI Polene PCL(7)	2,914,200	178,878

True Corp. PCL(7)	5,185,982	595,241

TTW PCL(7)	544,700	225,526

VGI PCL(7)	1,361,600	302,493

WHA Corp. PCL(7)	4,338,900	439,499

		$44,931,835

Tunisia — 0.6%

Attijari Bank(1)	28,110	$289,865

Banque de Tunisie(1)	118,510	299,240

20	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Tunisia (continued)

Banque Internationale Arabe de Tunisie(1)	18,636	$651,949

Banque Nationale Agricole(1)	25,291	82,976

Carthage Cement(1)	469,841	331,778

Euro Cycles S.A.	38,028	361,840

Poulina Group	112,565	433,596

Societe d’Articles Hygieniques S.A.	120,815	551,515

Societe Frigorifique et Brasserie de Tunis S.A.	190,193	1,341,641

Telnet Holding	121,453	379,755

Union Internationale de Banques S.A.(1)	42,491	270,460

		$4,994,615

Turkey — 2.4%

Akbank T.A.S.(1)	630,171	$584,484

Aksa Akrilik Kimya Sanayii AS	99,477	195,291

Anadolu Efes Biracilik ve Malt Sanayii AS	77,000	239,876

Arcelik AS(1)	254,719	1,043,504

Aselsan Elektronik Sanayi Ve Ticaret AS	155,921	382,291

Aygaz AS	124,388	245,524

Bera Holding AS(1)	79,200	215,730

BIM Birlesik Magazalar AS	140,277	1,418,832

Coca-Cola Icecek AS(1)	32,819	290,226

Dogan Sirketler Grubu Holding AS	250,600	103,245

EGE Endustri VE Ticaret AS	1,386	329,090

Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,653,095	475,140

Enerjisa Enerji AS(3)	148,893	250,672

Enka Insaat ve Sanayi AS	555,226	551,134

Eregli Demir ve Celik Fabrikalari TAS	426,593	856,116

Ford Otomotiv Sanayi AS	57,565	976,746

Haci Omer Sabanci Holding AS	188,084	289,705

Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	241,900	427,022

Is Gayrimenkul Yatirim Ortakligi AS(1)	1,173,115	400,510

Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	383,016	296,606

KOC Holding AS	286,812	813,953

Koza Altin Isletmeleri AS(1)	28,400	369,246

Koza Anadolu Metal Madencilik Isletmeleri AS(1)	124,600	259,483

Logo Yazilim Sanayi Ve Ticaret AS(1)	15,901	268,584

Mavi Giyim Sanayi Ve Ticaret AS, Class B(1)(3)	57,200	401,516

Migros Ticaret AS(1)	33,597	193,596

MLP Saglik Hizmetleri AS(1)(3)	225,692	600,972

Petkim Petrokimya Holding AS(1)	631,618	422,584

Sasa Polyester Sanayi AS(1)	96,200	262,279

Selcuk Ecza Deposu Ticaret ve Sanayi AS	243,000	447,052

TAV Havalimanlari Holding AS	59,867	171,337

Tekfen Holding AS	122,106	270,973

Tofas Turk Otomobil Fabrikasi AS	105,830	483,168

Turk Hava Yollari AO(1)	185,117	321,627

Security	Shares	Value

Turkey (continued)

Turk Telekomunikasyon AS	323,392	$370,391

Turkcell Iletisim Hizmetleri AS	885,893	1,913,768

Turkiye Petrol Rafinerileri AS(1)	197,685	2,869,328

Turkiye Sise ve Cam Fabrikalari AS	405,026	398,526

Ulker Biskuvi Sanayi AS(1)	66,561	206,409

Vestel Elektronik Sanayi ve Ticaret AS(1)	94,007	266,416

Yapi ve Kredi Bankasi AS(1)	422,243	174,839

		$21,057,791

United Arab Emirates — 1.2%

Abu Dhabi Commercial Bank PJSC	534,173	$904,068

Abu Dhabi National Hotels	357,043	272,130

Agthia Group PJSC	268,661	310,330

Air Arabia PJSC	646,580	225,766

Aldar Properties PJSC	1,543,088	1,326,073

Dana Gas PJSC	1,556,182	303,176

Dubai Investments PJSC	1,379,272	546,399

Emaar Properties PJSC(1)	1,388,701	1,338,857

Emirates Telecommunications Group Co. PJSC	608,255	2,801,831

First Abu Dhabi Bank PJSC	645,518	2,276,288

		$10,304,918

Vietnam — 1.2%

Bank for Foreign Trade of Vietnam JSC	146,769	$623,705

Bank for Investment and Development of Vietnam JSC	40,630	84,508

Development Investment Construction Corp.(1)	9	11

FLC Faros Construction JSC(1)	6	1

HAGL JSC(1)	505,340	114,972

Hoa Phat Group JSC	1,362,179	2,452,437

KIDO Group Corp.	40,276	64,615

Kinh Bac City Development Share Holding Corp.(1)	245,370	259,506

Masan Group Corp.	181,260	698,484

PetroVietnam Drilling & Well Services JSC(1)	8	6

PetroVietnam Gas JSC	65,130	244,906

PetroVietnam Technical Services Corp.	297,972	230,349

SSI Securities Corp.	2	3

Vietjet Aviation JSC(1)	196,894	1,066,994

Vietnam Construction and Import-Export JSC	87,800	175,325

Vietnam Dairy Products JSC	250,848	1,183,508

Vietnam National Petroleum Group	71,730	169,970

Vincom Retail JSC(1)	170,213	231,942

Vingroup JSC(1)	560,804	2,632,705

Vinh Son - Song Hinh Hydropower JSC(1)	77,420	63,130

		$10,297,077

Total Common Stocks (identified cost $510,301,980)		$866,270,838

21	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Rights (1) — 0.0%
Security	Shares	Value

Banque Nationale Agricole, Exp. 4/15/49	35	$0

Telnet Holding, Exp. 7/1/49	2	0

Total Rights (identified cost $0)		$0

Short-Term Investments — 0.5%
Description	Shares	Value

State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(8)	4,614,273	$4,614,273

Total Short-Term Investments (identified cost $4,614,273)		$4,614,273

Total Investments — 100.3% (identified cost $514,916,253)		$870,885,111

Other Assets, Less Liabilities — (0.3)%		$(2,566,336)

Net Assets — 100.0%		$868,318,775

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at December 31, 2020. The aggregate market value of securities on loan at December 31, 2020 was $14,722,378.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2020, the aggregate value of these securities is $24,074,758 or 2.8% of the Fund’s net assets.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2020, the aggregate value of these securities is $12,667,781 or 1.5% of the Fund’s net assets.

(6)	Securities are traded on separate exchanges for the same entity.

(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(8)	Represents investment of cash collateral received in connection with securities lending.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Financials	11.9%	$103,611,432

Materials	11.2	97,557,145

Information Technology	10.5	91,082,711

Consumer Staples	10.5	90,691,077

Industrials	10.3	89,102,899

Consumer Discretionary	9.9	85,551,506

Communication Services	9.2	80,186,841

Energy	8.6	74,734,354

Health Care	8.3	71,965,817

Real Estate	5.0	43,475,833

Utilities	4.4	38,311,223

Short-Term Investments	0.5	4,614,273

Total Investments	100.3%	$870,885,111

Abbreviations:

ADR	–	American Depositary Receipt

GDR	–	Global Depositary Receipt

PCL	–	Public Company Ltd.

PFC Shares	–	Preference Shares

22	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	December 31, 2020

Unaffiliated investments, at value including $14,722,378 of securities on loan (identified cost, $514,916,253)	$870,885,111

Cash	44,850

Foreign currency, at value (identified cost, $6,921,166)	6,353,469

Dividends receivable	907,084

Receivable for investments sold	7,074,060

Receivable for Fund shares sold	99,923

Securities lending income receivable	15,024

Tax reclaims receivable	119,080

Total assets	$885,498,601

Liabilities

Demand note payable	$8,100,000

Collateral for securities loaned	4,614,273

Payable for investments purchased	1,120,115

Payable for Fund shares redeemed	789,589

Payable to affiliates:

Investment adviser fee	328,467

Administration fee	364,963

Accrued foreign capital gains taxes	1,845,801

Accrued expenses	16,618

Total liabilities	$17,179,826

Net Assets	$868,318,775

Sources of Net Assets

Paid-in capital	$541,897,548

Distributable earnings	326,421,227

Total	$868,318,775

Institutional Class Shares

Net Assets	$868,318,775

Shares Outstanding	17,393,176

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$49.92

23	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended December 31, 2020

Dividends (net of foreign taxes, $1,314,077)	$10,115,476

Securities lending income, net	73,553

Total investment income	$10,189,029

Expenses

Investment adviser fee	$1,988,544

Administration fee	2,209,493

Interest expense and fees	52,594

Total expenses	$4,250,631

Net investment income	$5,938,398

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $42,374)	$89,817,695

Foreign currency transactions	(662,426)

Net realized gain	$89,155,269

Change in unrealized appreciation (depreciation) —

Investments (including net increase in accrued foreign capital gains taxes of $1,282,231)	$109,978,080

Foreign currency	(441,492)

Net change in unrealized appreciation (depreciation)	$109,536,588

Net realized and unrealized gain	$198,691,857

Net increase in net assets from operations	$204,630,255

24	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020

From operations —

Net investment income	$5,938,398	$44,815,292

Net realized gain (loss)	89,155,269	(57,538,384)

Net change in unrealized appreciation (depreciation)	109,536,588	(318,911,414)

Net increase (decrease) in net assets from operations	$204,630,255	$(331,634,506)

Distributions to shareholders —

Institutional Class	$(15,418,818)	$(54,952,373)

Total distributions to shareholders	$(15,418,818)	$(54,952,373)

Transactions in shares of beneficial interest —

Proceeds from sale of shares	$14,832,619	$156,113,242

Net asset value of shares issued to shareholders in payment of distributions declared	12,356,736	47,680,561

Cost of shares redeemed	(449,540,900)	(1,057,428,277)

Net decrease in net assets from Fund share transactions	$(422,351,545)	$(853,634,474)

Net decrease in net assets	$(233,140,108)	$(1,240,221,353)

Net Assets

At beginning of period	$1,101,458,883	$2,341,680,236

At end of period	$868,318,775	$1,101,458,883

25	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2020

Financial Highlights

	Institutional Class

	Six Months Ended December 31, 2020 (Unaudited)		Year Ended June 30,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$40.370		$48.520	$48.590	$47.740	$41.370	$46.230

Income (Loss) From Operations

Net investment income(1)	$0.300		$1.100	$1.042	$0.967	$0.777	$0.799

Net realized and unrealized gain (loss)	10.143		(7.971)	(0.110)	0.811	6.232	(5.019)

Total income (loss) from operations	$10.443		$(6.871)	$0.932	$1.778	$7.009	$(4.220)

Less Distributions

From net investment income	$(0.893)		$(1.279)	$(1.002)	$(0.939)	$(0.699)	$(0.802)

Total distributions	$(0.893)		$(1.279)	$(1.002)	$(0.939)	$(0.699)	$(0.802)

Redemption fees(1)(2)	$—		$—	$—	$0.011 (3)	$0.060	$0.162

Net asset value — End of period	$49.920		$40.370	$48.520	$48.590	$47.740	$41.370

Total Return(4)	25.89	%(5)	(14.61)%	2.12%	3.63%	17.34%	(8.64)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$868,319		$1,101,459	$2,341,680	$3,257,773	$3,410,698	$2,850,969

Ratios (as a percentage of average daily net assets):

Expenses	0.96	%(6)	0.96%	0.96%	0.95%	0.95%	0.95%

Net investment income	1.35	%(6)	2.46%	2.21%	1.86%	1.75%	1.99%

Portfolio Turnover	14	%(5)	2%	4%	6%	8%	2%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of September 1, 2016.

(3)	Represents redemption fees that were inadvertently not charged in prior years that were paid to the Fund by the investment adviser.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Annualized.

26	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Tax-Managed Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term, after-tax returns for its shareholders. The Fund offers Institutional Class shares, which are sold at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.

D  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of December 31, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

27

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2020

Notes to Financial Statements (Unaudited) — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to December 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At June 30, 2020, the Fund, for federal income tax purposes, had deferred capital losses of $96,518,626 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at June 30, 2020, $20,115,142 are short-term and $76,403,484 are long-term.

The cost and unrealized appreciation (depreciation) of investments, of the Fund at December 31, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$539,350,231

Gross unrealized appreciation	$390,876,948

Gross unrealized depreciation	(59,342,068)

Net unrealized appreciation	$331,534,880

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM), a wholly-owned subsidiary of Eaton Vance Corp., as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.45% of the Fund’s average daily net assets and is payable monthly. For the six months ended December 31, 2020, the investment adviser fee amounted to $1,988,544. Pursuant to a

28

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2020

Notes to Financial Statements (Unaudited) — continued

sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a wholly-owned indirect subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund.

The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.50% of the Fund’s average daily net assets. For the six months ended December 31, 2020, the administration fee amounted to $2,209,493. Pursuant to a sub-administrative services agreement with Parametric, EVM pays Parametric a portion of its administration fee for sub-administrative services provided to the Fund. EVM also pays all ordinary operating expenses of the Fund (excluding the investment adviser and administration fees). EVM serves as the sub-transfer agent of the Fund, at no additional cost to the Fund.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM are paid for their services to the Fund by EVM and may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended December 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $126,296,111 and $555,628,149, respectively, for the six months ended December 31, 2020.

5  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020

Sales	335,948	3,784,063

Issued to shareholders electing to receive payments of distributions in Fund shares	249,681	980,275

Redemptions	(10,475,365)	(25,746,578)

Net decrease	(9,889,736)	(20,982,240)

6  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At December 31, 2020, the Fund had a balance outstanding pursuant to this line of credit of $8,100,000 at an annual interest rate of 1.34%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at December 31, 2020. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 8) at December 31, 2020. Average borrowings and the average annual interest rate (excluding fees) for the six months ended December 31, 2020 were $8,075,543 and 1.14%, respectively.

7  Securities Lending Agreement

The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion

29

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2020

Notes to Financial Statements (Unaudited) — continued

allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.

At December 31, 2020, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $14,722,378 and $15,482,125, respectively. Collateral received was comprised of cash of $4,614,273 and U.S. government and/or agencies securities of $10,867,852. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2020.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total

Common Stocks	$4,614,273	$—	$—	$—	$4,614,273

The carrying amount of the liability for collateral for securities loaned at December 31, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at December 31, 2020.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks

Asia/Pacific	$17,199,902	$415,197,595		$38,273	$432,435,770

Emerging Europe	5,649,289	128,242,212		0	133,891,501

Latin America	76,098,011	59,677,087		0	135,775,098

Middle East/Africa	3,693,650	152,344,757		8,130,062	164,168,469

Total Common Stocks	$102,640,852	$755,461,651	**	$8,168,335	$866,270,838

Rights	$0	$0		$—	$0

Short-Term Investments	4,614,273	—		—	4,614,273

Total Investments	$107,255,125	$755,461,651		$8,168,335	$870,885,111

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

30

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2020

Notes to Financial Statements (Unaudited) — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended December 31, 2020 is not presented.

9  Risks and Uncertainties

Risks Associated with Foreign Investments

Investments in foreign issuers could be affected by factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States. Evidence of ownership of certain foreign investments may be held outside the United States, and the Fund may be subject to the risks associated with the holding of such property overseas. Foreign issuers may become subject to sanctions imposed by the United States or another country, which could result in the immediate freeze of the foreign issuers’ assets or securities. Trading in certain foreign markets is also subject to liquidity risk. Political events in foreign countries may cause market disruptions.

The risks of foreign investments can be more significant in emerging markets. Political and economic structures in emerging market countries generally lack the social, political and economic stability of developed countries. Securities markets within emerging market countries may experience low or non-existent trading volume. Governmental actions can have a significant effect on the economic conditions in emerging market countries. In particular, trade disputes may result in governmental actions, including but not limited to restrictions on investments in, or required divestment of, particular issuers or industries. There may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets. The laws of emerging market countries relating to the limited liability of corporate shareholders, fiduciary duties of officers and directors, and bankruptcy of state enterprises are generally less developed than or different from such laws in the United States. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. The prices at which investments may be acquired may be affected by trading by persons with information that is not publicly available and by securities transactions by brokers in anticipation of transactions in particular securities. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility. These foregoing risks may be even greater in frontier markets.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

10  Additional Information

On October 8, 2020, Morgan Stanley and Eaton Vance Corp. (“Eaton Vance”) announced that they had entered into a definitive agreement under which Morgan Stanley would acquire Eaton Vance. Under the Investment Company Act of 1940, as amended, consummation of this transaction may be deemed to result in the automatic termination of an Eaton Vance Fund’s investment advisory agreement and, where applicable, any related sub-advisory agreement. On November 24, 2020, the Fund’s Board approved a new investment advisory agreement and a new sub-advisory agreement. The new investment advisory agreement and new sub-advisory agreement were approved by Fund shareholders at a joint special meeting of shareholders held on February 18, 2021, and would take effect upon consummation of the transaction.

31

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

Even though the following description of the Board’s (as defined below) consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Parametric Tax-Managed Emerging Markets Fund.

Fund	Investment Adviser	Investment Sub-Adviser

Parametric Tax-Managed Emerging Markets Fund	Eaton Vance Management	Parametric Portfolio Associates LLC

At a meeting held on November 24, 2020 (the “November Meeting”), the Board of each Eaton Vance open-end Fund and portfolios in which each such Fund invests, as applicable (each, a “Fund” and, collectively, the “Funds”), including a majority of the Board members (the “Independent Trustees”) who are not “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Funds, Eaton Vance Management (“EVM”) or Boston Management and Research (“BMR” and, together with EVM, the “Advisers”), voted to approve a new investment advisory agreement between each Fund and either EVM or BMR (the “New Investment Advisory Agreements”) and, for certain Funds, a new investment sub-advisory agreement between an Adviser and the applicable Sub-Adviser (the “New Investment Sub-Advisory Agreements”(1) and, together with the New Investment Advisory Agreements, the “New Agreements”), each of which is intended to go into effect upon the completion of the Transaction (as defined below), as more fully described below. In voting its approval of the New Agreements at the November Meeting, the Board relied on an order issued by the Securities and Exchange Commission in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.

In voting its approval of the New Agreements, the Board of each Fund relied upon the recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to and during meetings leading up to the November Meeting, the Contract Review Committee reviewed and discussed information furnished by the Advisers, the Sub-Advisers, and Morgan Stanley, as requested by the Independent Trustees, that the Contract Review Committee considered reasonably necessary to evaluate the terms of the New Agreements and to form its recommendation. Such information included, among other things, the terms and anticipated impacts of Morgan Stanley’s pending acquisition of Eaton Vance Corp. (the “Transaction”) on the Funds and their shareholders. In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Funds and their respective shareholders, the Board and its Contract Review Committee also considered information furnished for prior meetings of the Board and its committees, including information provided in connection with the annual contract review process for the Funds, which most recently culminated in April 2020 (the “2020 Annual Approval Process”).

The Board of each Fund, including the Independent Trustees, concluded that the applicable New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement, including the fees payable thereunder, was fair and reasonable, and it voted to approve the New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement and to recommend that shareholders do so as well.

Shortly after the announcement of the Transaction, the Board, including all of the Independent Trustees, met with senior representatives from the Advisers and Morgan Stanley at its meeting held on October 13, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders. As part of the Board’s evaluation process, counsel to the Independent Trustees, on behalf of the Contract Review Committee, requested additional information to assist the Independent Trustees in their evaluation of the New Agreements and the implications of the Transaction, as well as other contractual arrangements that may be affected by the Transaction. The Contract Review Committee considered information furnished by the Advisers and Morgan Stanley, their respective affiliates, and, as applicable, the Sub-Advisers during meetings on November 5, 2020, November 10, 2020, November 13, 2020, November 17, 2020 and November 24, 2020.

During its meetings on November 10, 2020 and November 17, 2020, the Contract Review Committee further discussed the approval of the New Agreements with senior representatives of the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley. The representatives from the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley each made presentations to, and responded to questions from, the Independent Trustees. The Contract Review Committee considered the Advisers’, the Affiliated Sub-Advisers’ and Morgan Stanley’s responses related to the Transaction and specifically to the Funds, as well as information received in connection with the 2020 Annual Approval Process, with respect to its evaluation of the New Agreements. Among other information, the Board considered:

Information about the Transaction and its Terms

•

Information about the material terms and conditions, and expected impacts, of the Transaction that relate to the Funds, including the expected impacts on the businesses conducted by the Advisers, the Affiliated Sub-Advisers and Eaton Vance Distributors, Inc., as the distributor of Fund shares;

•	Information about the advantages of the Transaction as they relate to the Funds and their shareholders;

(1)

With respect to certain of the Funds, the applicable Adviser is currently a party to a sub-advisory agreement (collectively, the “Current Sub-Advisory Agreements”) with Atlanta Capital Management Company, LLC (“Atlanta Capital”), BMO Global Asset Management (Asia) Limited, Eaton Vance Advisers International Ltd. (“EVAIL”), Goldman Sachs Asset Management, L.P., Hexavest Inc. (“Hexavest”), Parametric Portfolio Associates LLC (“Parametric”) or Richard Bernstein Advisors LLC (collectively, the “Sub-Advisers” and, with respect to Atlanta Capital, EVAIL, Hexavest and Parametric, each an affiliate of the Advisers, the “Affiliated Sub-Advisers”). Accordingly, references to the “Sub-Advisers,” the “Affiliated Sub-Advisers” or the “New Sub-Advisory Agreements” are not applicable to all Funds.

32

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2020

Board of Trustees’ Contract Approval — continued

•	A commitment that the Funds would not bear any expenses, directly or indirectly, in connection with the Transaction;

•

A commitment that, for a period of three years after the Closing, at least 75% of each Fund’s Board members must not be “interested persons” (as defined in the 1940 Act) of the investment adviser (or predecessor investment adviser, if applicable) pursuant to Section 15(f)(1)(A) of the 1940 Act;

•

A commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction;

•

Information with respect to personnel and/or other resources of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as a result of the Transaction, as well as any expected changes to compensation, including any retention-based compensation intended to incentivize key personnel at the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	Information regarding any changes that are expected with respect to the Funds’ slate of officers as a result of the Transaction;

Information about Morgan Stanley

•	Information about Morgan Stanley’s overall business, including information about the advisory, brokerage and related businesses that Morgan Stanley operates;

•	Information about Morgan Stanley’s financial condition, including its access to capital and other resources required to support the investment advisory businesses related to the Funds;

•

Information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy, and any changes that Morgan Stanley contemplates implementing to the Funds in the short- or long-term following the closing of the Transaction (the “Closing”);

•

Information regarding risk management functions at Morgan Stanley and its affiliates, including how existing risk management protocols and procedures may impact the Funds and/or the businesses of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as they relate to the Funds;

•

Information on the anticipated benefits of the Transaction to the Funds with respect to potential additional distribution capabilities and the ability to access new markets and customer segments through Morgan Stanley’s distribution network, including, in particular, its institutional client base;

•

Information regarding the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;

Information about the New Agreements for Funds

•	A representation that, after the Closing, all of the Funds will continue to be advised by their current Adviser and Sub-Adviser, as applicable;

•

Information regarding the terms of the New Agreements, including certain changes as compared to the current investment advisory agreement between each Fund and its Adviser (collectively, the “Current Advisory Agreements”) and, as applicable, the current investment sub-advisory agreement between a Fund and a Sub-Adviser (together with the Current Advisory Agreements, the “Current Agreements”);

•	Information confirming that the fee rates payable under the New Agreements are not changed as compared to the Current Agreements;

•

A representation that the New Agreements will not cause any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers to the Funds and their respective shareholders, including with respect to compliance and other non-advisory services;

Information about Fund Performance, Fees and Expenses

•

A report from an independent data provider comparing the investment performance of each Fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods as of the 2020 Annual Approval Process, as well as performance information as of a more recent date;

•

A report from an independent data provider comparing each Fund’s total expense ratio (and its components) to those of comparable funds as of the 2020 Annual Approval Process, as well as fee and expense information as of a more recent date;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the Advisers in consultation with the Portfolio Management Committee of the Board as of the 2020 Annual Approval Process, as well as corresponding performance information as of a more recent date;

•

Comparative information concerning the fees charged and services provided by the Adviser and the Sub-Adviser to each Fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such Fund(s), if any;

•

Profitability analyses of the Advisers and the Affiliated Sub-Advisers, as applicable, with respect to each of the Funds as of the 2020 Annual Approval Process, as well as information regarding the impact of the Transaction on profitability;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services currently provided and expected to be provided to each Fund after the Transaction, as well as each of the Funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of Fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

33

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2020

Board of Trustees’ Contract Approval — continued

•

Information about any changes to the policies and practices of the Advisers and, as applicable, each Fund’s Sub-Adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information regarding the impact on trading and access to capital markets associated with the Funds’ affiliations with Morgan Stanley and its affiliates, including potential restrictions with respect to the Funds’ ability to execute portfolio transactions with Morgan Stanley and its affiliates;

Information about the Advisers and the Sub-Advisers

•

Information about the financial results and condition of the Advisers and the Affiliated Sub-Advisers since the culmination of the 2020 Annual Approval Process and any material changes in financial condition that are reasonably expected to occur before and after the Closing;

•

Information regarding contemplated changes to the individual investment professionals whose responsibilities include portfolio management and investment research for the Funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable, post-Closing;

•	The Code of Ethics of the Advisers and their affiliates, including the Affiliated Sub-Advisers, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Advisers and their affiliates, including the Affiliated Sub-Advisers, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	A description of the Advisers’ oversight of the Sub-Advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by the Advisers and their affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by EVM and/or administrator to each of the Funds;

•	Confirmation that the Advisers intend to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies;

•	Information regarding Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;

•	Confirmation that the Advisers’ current senior management teams have indicated their strong support of the Transaction; and

•

Information regarding the fact that Morgan Stanley and Eaton Vance Corp. will each derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered.

As indicated above, the Board and its Contract Review Committee also considered information received at its regularly scheduled meetings throughout the year, which included information from portfolio managers and other investment professionals of the Advisers and the Sub-Advisers regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the Funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the Funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the Funds, and received and participated in reports and presentations provided by the Advisers and their affiliates, including the Affiliated Sub-Advisers, with respect to such matters.

The Contract Review Committee was advised throughout the evaluation process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating the New Agreements and the weight to be given to each such factor. The conclusions reached with respect to the New Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Independent Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Agreements.

Nature, Extent and Quality of Services

In considering whether to approve the New Agreements, the Board evaluated the nature, extent and quality of services currently provided to each Fund by the Advisers and, as applicable, the Sub-Advisers under the Current Agreements. In evaluating the nature, extent and quality of services to be provided by the Advisers and the Sub-Advisers under the New Agreements, the Board considered, among other information, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Advisers and the Sub-Advisers, and that Morgan Stanley and the Advisers have advised the Board that, following the Transaction, there is not expected to be any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers, as applicable, to the Funds and their shareholders, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction.

34

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2020

Board of Trustees’ Contract Approval — continued

The Board also considered the financial resources of Morgan Stanley and the Advisers and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Board considered the benefits to the Funds of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility. In this regard, the Board considered information provided by Morgan Stanley regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities, and financial condition, as well as information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy and any changes that Morgan Stanley contemplates in the short- or long-term following the Closing. The Board also noted Morgan Stanley’s and the Advisers’ commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers, and existing Morgan Stanley affiliates and their respective personnel.

The Board considered the Advisers’ and the Sub-Advisers’ management capabilities and investment processes in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to each Fund. In particular, the Board considered the abilities and experience of the Advisers’ and, as applicable, the Sub-Advisers’ investment professionals in implementing each Fund’s investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Advisers and other factors, including the reputation and resources of the Advisers to recruit and retain highly qualified research, advisory and supervisory investment professionals. With respect to the recruitment and retention of key personnel, the Board noted information from Morgan Stanley and the Advisers regarding the benefits of joining Morgan Stanley. In addition, the Board considered the time and attention devoted to the Funds by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. With respect to the foregoing, the Board also considered information from the Advisers and Morgan Stanley regarding the anticipated impact of the Transaction on such matters. The Board also considered the business-related and other risks to which the Advisers or their affiliates may be subject in managing the Funds and in connection with the Transaction.

The Board considered the compliance programs of the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Advisers and their affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority. The Board also considered certain information relating to the compliance record of Morgan Stanley and its affiliates, including information requests in recent years from regulatory authorities. With respect to the foregoing, including the compliance programs of the Advisers and the Sub-Advisers, the Board noted information regarding the impacts of the Transaction, as well as the Advisers’ and Morgan Stanley’s commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers and existing Morgan Stanley affiliates and their respective personnel.

The Board considered other administrative services provided and to be provided or overseen by the Advisers and their affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges. The Board noted information that the Transaction was not expected to have any material impact on such matters in the near-term.

In evaluating the nature, extent and quality of the services to be provided under the New Agreements, the Board also considered investment performance information provided for each Fund in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. In this regard, the Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and, for certain Funds, a custom peer group of similarly managed funds. The Board also considered, where applicable, Fund-specific performance explanations based on criteria established by the Board in connection with the 2020 Annual Approval Process and, where applicable, performance explanations as of a more recent date. In addition to the foregoing information, it was also noted that the Board has received and discussed with management information throughout the year at periodic intervals comparing each Fund’s performance against applicable benchmark indices and peer groups. In addition, the Board considered each Fund’s performance in light of overall financial market conditions. Where a Fund’s relative underperformance to its peers was significant during one or more specified periods, the Board noted the explanation from the applicable Adviser concerning the Fund’s relative performance versus its peer group.

After consideration of the foregoing factors, among others, and based on their review of the materials provided and the assurances received from, and recommendations of, the Advisers and Morgan Stanley, the Board determined that the Transaction was not expected to adversely affect the nature, extent and quality of services provided to the Funds by the Advisers and their affiliates, including the Affiliated Sub-Advisers, and that the Transaction was not expected to have an adverse effect on the ability of the Advisers and their affiliates, including the Affiliated Sub-Advisers, to provide those services. The Board concluded that the nature, extent and quality of services expected to be provided by the Advisers and the Sub-Advisers, taken as a whole, are appropriate and expected to be consistent with the terms of the New Agreements.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”) in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. As part of its review, the Board considered

35

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2020

Board of Trustees’ Contract Approval — continued

each Fund’s management fees and total expense ratio over various periods, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors, and, where applicable, certain Fund-specific factors, that had an impact on a Fund’s total expense ratio relative to comparable funds, as identified by the Advisers in response to inquiries from the Contract Review Committee. The Board considered that the New Agreements do not change a Fund’s management fee rate or the computation method for calculating such fees, including any separately executed permanent contractual management fee reduction currently in place for the Fund.

The Board also received and considered, where applicable, information about the services offered and the fee rates charged by the Advisers and the Sub-Advisers to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as a Fund. In this regard, the Board received information about the differences in the nature and scope of services the Advisers and the Sub-Advisers, as applicable, provide to the Funds as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Advisers and such Sub-Advisers as between each Fund and other types of accounts.

After considering the foregoing information, and in light of the nature, extent and quality of the services expected to be provided by the Advisers and the Sub-Advisers, the Board concluded that the management fees charged for advisory and related services are reasonable with respect to its approval of the New Agreements.

Profitability and “Fall-Out” Benefits

During the 2020 Annual Approval Process, the Board considered the level of profits realized by the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers, in providing investment advisory and administrative services to the Funds and to all Eaton Vance funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Advisers and their affiliates to third parties in respect of distribution or other services. In light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Advisers and their affiliates, including the Sub-Advisers, were not deemed to be excessive by the Board.

The Board noted that Morgan Stanley and the Advisers are expected to realize, over time, cost savings from the Transaction based on eliminating duplicate corporate overhead expenses. The Board considered, however, information from the Advisers and Morgan Stanley that such cost savings are not expected to be realized immediately upon the Closing and that, accordingly, there are currently no specific expected changes in the levels of profitability associated with the advisory and other services provided to the Funds that are contemplated as a result of the Transaction. The Board noted that it will continue to receive information regarding profitability during its annual contract review processes, including the extent to which cost savings and/or other efficiencies result in changes to profitability levels.

The Board also considered direct or indirect fall-out benefits received by the Advisers and their affiliates, including the Affiliated Sub-Advisers, in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Advisers and their affiliates as a result of securities transactions effected for the Funds and other investment advisory clients. In evaluating the fall-out benefits to be received by the Advisers and their affiliates under the New Agreements, the Board considered whether the Transaction would have an impact on the fall-out benefits currently realized by the Advisers and their affiliates in connection with services provided pursuant to the Current Advisory Agreements.

The Board of each Fund considered that Morgan Stanley may derive reputational and other benefits from its ability to use the names of the Advisers and their affiliates in connection with operating and marketing the Funds. The Board considered that the Transaction, if completed, would significantly increase Morgan Stanley’s assets under management and expand Morgan Stanley’s investment capabilities.

Economies of Scale

The Board also considered the extent to which the Advisers and their affiliates, on the one hand, and the Funds, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific Fund or group of funds. As part of the 2020 Annual Approval Process, the Board reviewed data summarizing the increases and decreases in the assets of the Funds and of all Eaton Vance funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Advisers and their affiliates may have been affected by such increases or decreases.

The Board noted that Morgan Stanley and the Advisers are expected to benefit from possible growth of the Funds resulting from enhanced distribution capabilities, including with respect to the Funds’ potential access to Morgan Stanley’s institutional client base. Based upon the foregoing, the Board concluded that the Funds currently share in the benefits from economies of scale, if any, when they are realized by the Advisers, and that the Transaction is not expected to impede a Fund from continuing to benefit from any future economies of scale realized by its Adviser.

Conclusion

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described above, the Contract Review Committee recommended to the Board approval of the New Agreements. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, unanimously voted to approve the New Agreements for the Funds and recommended that shareholders approve the New Agreements.

36

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2020

Officers and Trustees

Officers of Parametric Tax-Managed Emerging Markets Fund

Eric A. Stein

President

Deidre E. Walsh

Vice President

Maureen A. Gemma

Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Parametric Tax-Managed Emerging Markets Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

37

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers including auditors, accountants, and legal counsel. Eaton Vance may share your personal information with our affiliates. Eaton Vance may also share your information as required or permitted by applicable law.

•	We have adopted a Privacy Program we believe is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to your information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance WaterOak Advisors, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

38

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7736    12.31.20

Item 2.	Code of Ethics

Not required in this filing

Item 3.	Audit Committee Financial Expert

Not required in this filing

Item 4.	Principal Accountant Fees and Services

Not required in this filing

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	February 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 24, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	February 24, 2021